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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]               INVESTOR CLASS
-- service mark --
                                 AIM TREASURER'S SERIES TRUST (ATST)

                                 Premier Portfolio
                                 Premier U.S. Government Money Portfolio
                                 Premier Tax-Exempt Portfolio

                                 Annual Report to Shareholders - August 31, 2009

                                    [GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
22   Financial Statements
24   Notes to Financial Statements
30   Financial Highlights
31   Auditor's Report
32   Fund Expenses
33   Approval of Investment Advisory and Sub-Advisory Agreements
37   Tax Information
T-1  Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

INVESTOR CLASS SHARES OF THE FUND ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Investor Class of
                                     AIM Treasurer's Series Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
          [DUNN KELLEY
              PHOTO]                    Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
       Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

     The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results.
He testified that:

   -  The pace of overall economic decline appears to have slowed significantly.

   -  Credit availability, for consumers and businesses, has improved noticeably.

   -  Investors' extreme risk aversion has eased somewhat.

   -  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

1  Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Reuters; 4 Barclays Capital; 5 Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    AIM TREASURER'S SERIES TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
           [CROCKETT                 Board of Trustees continues to oversee the management of the AIM Funds with careful attention
             PHOTO]                  to expenses and performance.

                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the
         Bruce Crockett              decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   -  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   -  All redemption requests were made without interruption in all of our money market funds;

   -  Invesco Aim did not have to purchase any securities out of any money market fund;

   -  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   -  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                        YIELDS                    WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
                          ----------   ------------------   -------   ------------    ---------
Premier                      0.24%           0.21%           0.25%    21 - 59 days      42 days     $82.8 million
Premier
U.S. Government Money        0.16            0.13            0.18     17 - 58 days      37 days      31.3 million
Premier Tax-Exempt           0.31            N/A             0.32     15 - 30 days      30 days      25.1 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived certain fees and/or reimbursed certain expenses for Premier and Premier U.S. Government Money, performance would have been lower.
Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

--------------------------------------------------------------------------------
IN DAYS, AS OF 8/31/09
--------------------------------------------------------------------------------

                                    PREMIER                PREMIER
            PREMIER             U.S. GOVERNMENT           TAX-EXEMPT
         PORTFOLIO(1, 2)       MONEY PORTFOLIO(3)        PORTFOLIO(4)
         ---------------       ------------------        ------------
1-7           15.6%                  50.6%                   84.9%
8-30          34.7                   15.3                     0.5
31-90         36.7                   21.0                     6.1
91-180        13.0                    9.0                     2.2
181+            --                    4.1                     6.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1)  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2)  Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3)  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
     government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4)  The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
     Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the
     U.S. and abroad.


4    AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO                                                  PREMIER TAX-EXEMPT PORTFOLIO

Premier Portfolio seeks to provide a high level of current         Premier Tax-Exempt Portfolio seeks to provide a high level of
income, consistent with the preservation of capital and            current income, consistent with the preservation of capital and
maintenance of liquidity.                                          maintenance of liquidity.

   The Fund invests in short-term money market instruments that       The Fund invests in high quality, short-term municipal
blend top-tier, high quality U.S. dollar-denominated               obligations, seeking to provide income exempt from federal
obligations, which include commercial paper, certificates of       taxation. The Fund structure is driven to some extent by the
deposit, master and promissory notes, municipal securities and     supply and availability of municipal securities. Liquidity is
repurchase agreements.                                             managed with daily and weekly variable rate demand notes.

   The Fund continues to hold the highest credit quality rating
(Aaa) given by Moody's, a widely known credit rating agency.
Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

   The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations.

   The Fund continues to hold the highest credit quality rating
(Aaa) given by Moody's, a widely known credit rating agency.
Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-70.56%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.36%

  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09    $     50,000    $   49,894,445
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     10/15/09          34,000        33,987,533
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     10/28/09          50,000        49,976,250
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10          75,000        74,865,833
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10          40,000        39,925,333
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.43%     12/30/09          50,000        49,928,334
===========================================================================================================
                                                                                                298,577,728
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-8.09%

  Amsterdam Funding Corp.(b)                           0.33%     09/04/09          50,000        49,998,625
-----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.30%     09/11/09          69,310        69,304,224
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.24%     09/08/09          90,000        89,995,800
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.30%     10/19/09          50,000        49,980,000
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.21%     09/18/09          49,000        48,995,141
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          20,000        19,993,500
===========================================================================================================
                                                                                                328,267,290
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-3.20%

  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.28%     09/18/09          30,000        29,996,033
-----------------------------------------------------------------------------------------------------------
  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.36%     10/05/09          50,051        50,033,983
-----------------------------------------------------------------------------------------------------------
  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.33%     10/19/09          50,000        49,978,000
===========================================================================================================
                                                                                                130,008,016
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.29%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)                                            0.50%     10/27/09         105,000       104,918,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)       0.60%     09/04/09          90,000        89,995,500
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.45%     09/21/09          60,000        59,985,000
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.43%     10/02/09          30,000        29,988,892
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09          49,000        48,995,100
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.25%     09/10/09          25,000        24,998,438
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.25%     09/17/09          42,000        41,995,333
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.35%     10/16/09          55,900        55,875,544
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.33%     10/23/09          50,000        49,976,167
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)(b)                              0.28%     10/26/09          50,000        49,978,611
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)(b)                              0.25%     11/24/09          63,644        63,606,874
===========================================================================================================
                                                                                                620,313,792
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.61%

  Chariot Funding LLC/Ltd.(b)                          0.28%     09/08/09          50,000        49,997,278
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.18%     09/02/09          31,003        31,002,845
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.23%     09/16/09          75,000        74,992,812
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.19%     09/17/09          50,000        49,995,778
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Gemini Securitization Corp., LLC(b)                  0.32%     10/05/09    $     50,046    $   50,030,875
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/14/09          84,000        83,992,417
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09          50,000        49,985,750
===========================================================================================================
                                                                                                389,997,755
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-9.10%

  Aspen Funding Corp.(b)                               0.35%     10/13/09          50,051        50,030,562
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                               0.35%     10/15/09          75,000        74,967,917
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09          75,000        74,950,125
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.37%     10/20/09          30,000        29,984,892
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.26%     09/16/09          80,000        79,991,333
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.36%     09/16/09          59,086        59,077,137
===========================================================================================================
                                                                                                369,001,966
===========================================================================================================


DIVERSIFIED BANKS-13.77%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09         124,000       123,820,786
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     01/15/10          45,000        44,926,900
-----------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09          50,000        49,997,667
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.50%     09/16/09          40,000        39,975,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)(c)                           0.22%     09/17/09          50,000        49,995,222
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09          75,000        74,917,125
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09          75,000        74,989,687
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.34%     11/24/09          75,000        74,940,500
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10          25,000        24,965,021
===========================================================================================================
                                                                                                558,527,908
===========================================================================================================


REGIONAL BANKS-4.14%

  Banque et Caisse d'Epargne de l'Etat(b)(c)           0.29%     12/09/09          25,000        24,980,063
-----------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(b)(c)                                    0.31%     12/01/09          50,000        50,001,263
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.37%     02/12/10          43,000        42,927,521
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10          50,000        49,906,111
===========================================================================================================
                                                                                                167,814,958
===========================================================================================================
     Total Commercial Paper (Cost $2,862,509,413)                                             2,862,509,413
===========================================================================================================



CERTIFICATES OF DEPOSIT-16.77%

  Banco Bilbao Vizcaya Argentaria, S.A.                1.23%     09/21/09          25,000        25,000,138
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.23%     09/28/09          50,000        50,000,373
-----------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10          50,000        50,010,543
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09          50,000        50,000,680
-----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.95%     10/14/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland(d)                                0.74%     03/12/10          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                              0.82%     12/16/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09         100,000       100,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09          75,000        75,000,601
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.00%     09/30/09    $     30,000    $   30,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09          25,000        25,000,212
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09          75,000        75,000,000
===========================================================================================================
     Total Certificates of Deposit (Cost
       $680,012,547)                                                                            680,012,547
===========================================================================================================



MEDIUM-TERM NOTES-2.96%

  Barclays Bank PLC(c)                                 0.64%     09/21/09          20,000        20,002,221
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                      0.92%     09/16/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                            0.78%     09/08/09          50,000        50,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $120,002,221)                                                120,002,221
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.23%

FEDERAL HOME LOAN BANK (FHLB)-1.23%

  Unsec. Floating Rate Bonds(d) (Cost $50,000,000)     0.30%     05/21/10          50,000        50,000,000
===========================================================================================================



VARIABLE RATE DEMAND NOTES-0.39%(e)

LETTER OF CREDIT ENHANCED-0.39%(f)

  Atlanticare Health Services, Inc.; Series 2003,
     VRD Taxable Bonds (LOC-Well Fargo Bank, N.A.)
     (Cost $15,875,000)                                0.40%     10/01/33          15,875        15,875,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-91.91% (Cost $3,728,399,181)                                                    3,728,399,181
===========================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-8.05%(g)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09     106,824,538       106,823,648
-----------------------------------------------------------------------------------------------------------
  BNP Paribas, Agreement dated 08/31/09, maturing
     value $100,000,917 (collateralized by a
     Corporate obligation valued at $105,000,000;
     6.63%-10.50%, 07/15/11-12/15/11)(c)               0.33%     09/01/09     100,000,917       100,000,000
-----------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09     119,937,844       119,937,111
===========================================================================================================
     Total Repurchase Agreements (Cost
       $326,760,759)                                                                            326,760,759
===========================================================================================================
TOTAL INVESTMENTS-99.96% (Cost
  $4,055,159,940)(h)(i)                                                                       4,055,159,940
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                               1,578,073
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,056,738,013
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $2,467,806,080, which represented 60.83% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.8%; Netherlands: 10.7%; France: 9%; Spain: 6%; other countries less than 5% each: 2.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO



(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITY                                                                             PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Toronto-Dominion Bank                                                                  5.1%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-62.00%

FEDERAL FARM CREDIT BANK (FFCB)-6.41%

  Disc. Notes(a)                                       0.50%     03/30/10    $     10,000    $    9,970,833
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.32%     12/21/09          10,000         9,958,106
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09          35,000        34,963,217
===========================================================================================================
                                                                                                104,892,156
===========================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-22.66%

  Unsec. Bonds                                         5.25%     09/11/09          17,600        17,622,560
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.45%     11/24/09          16,200        16,200,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10          15,000        14,996,652
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10          10,000         9,998,712
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10          10,000        10,024,703
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10          10,000        10,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10          25,000        24,977,208
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09          15,000        14,990,400
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09           5,000         4,997,097
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09          25,000        24,989,063
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09          10,000         9,985,719
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10          10,000         9,987,686
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10          20,000        19,976,311
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10           5,164         5,147,062
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.65%     09/10/09          17,050        17,052,052
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09          10,000        10,005,379
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09          10,000        10,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10          20,000        20,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10          25,000        24,998,391
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09          30,000        29,988,719
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09          15,000        14,998,593
===========================================================================================================
                                                                                                370,936,307
===========================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-17.65%

  Unsec. Disc. Notes(a)                                0.41%     09/08/09          20,050        20,048,402
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/14/09           5,000         4,998,736
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           5,428         5,425,889
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09          25,000        24,995,313
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09          20,000        19,995,278
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09          20,000        19,993,700
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09          10,000         9,996,667
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09          27,112        27,102,405
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Disc. Notes(a)                                0.53%     11/09/09    $     23,500    $   23,476,128
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10           7,700         7,691,256
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10          10,000         9,981,333
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10           7,000         6,978,178
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09          11,000        10,999,479
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09          10,000         9,998,705
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.21%     10/19/09          10,000         9,999,902
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09          25,000        24,973,234
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Series M006, Class A, Taxable Multi-Family VRD
     Ctfs.(c)                                          1.60%     10/15/45          27,282        27,281,656
===========================================================================================================
                                                                                                288,936,261
===========================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-15.10%

  Sr. Unsec. Global Notes                              3.25%     02/10/10           9,100         9,213,782
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.40%     09/01/09          16,300        16,300,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09           5,000         4,984,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09          25,000        24,987,847
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09          16,854        16,843,326
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09          10,000         9,974,167
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10           5,000         4,993,864
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10          40,000        39,988,091
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.39%     10/07/09          35,000        34,999,650
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09          75,000        75,015,377
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09          10,000        10,000,000
===========================================================================================================
                                                                                                247,300,104
===========================================================================================================


OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

  Gtd. Bonds                                           0.23%     03/15/19           3,000         3,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $1,015,064,828)                                                       1,015,064,828
===========================================================================================================



U.S. TREASURY BILLS-3.36%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09           5,000         4,997,201
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09          10,000         9,993,900
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09          25,000        24,983,531
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09          15,000        14,987,292
===========================================================================================================
     Total U.S. Treasury Bills (Cost $54,961,924)                                                54,961,924
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-65.36% (Cost $1,070,026,752)                                                    1,070,026,752
===========================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-34.60%(d)

  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09      50,028,750        50,000,000
-----------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09      50,008,889        50,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $191,347,383    $  191,346,214
-----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09     150,000,917       150,000,000
-----------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09      50,009,236        50,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09      75,013,333        75,000,000
===========================================================================================================
     Total Repurchase Agreements (Cost
       $566,346,214)                                                                            566,346,214
===========================================================================================================
TOTAL INVESTMENTS-99.96% (Cost $1,636,372,966)(e)                                             1,636,372,966
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                 638,160
===========================================================================================================
NET ASSETS-100.00%                                                                           $1,637,011,126
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER TAX-EXEMPT PORTFOLIO




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-102.08%

ALABAMA-2.34%

  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.48%     10/01/32     $ 3,783     $  3,783,000
------------------------------------------------------------------------------------------------------
  Geneva (County of) Industrial Development Board
     (Brooks AG Co., Inc.); Series 2002, VRD RB
     (CEP-Federal Home Loan Bank of Atlanta)(a)(b)     0.69%     03/01/14       1,820        1,820,000
------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(c)                                        0.54%     07/01/15       3,120        3,120,000
======================================================================================================
                                                                                             8,723,000
======================================================================================================


ALASKA-0.20%

  Alaska (State of) Industrial Development &
     Export Authority (Providence Health System);
     Series 2003 C, RB                                 5.00%     10/01/09         750          752,311
======================================================================================================


ARIZONA-3.96%

  Apache (County of) Industrial Development
     Authority (Tucson Electric Power Company-
     Springerville); Series 1983 B, VRD IDR
     (LOC-Bank of Newyork Mellon)(a)(c)                0.40%     12/15/18       8,900        8,900,000
------------------------------------------------------------------------------------------------------
  Glendale (City of); Series 2000, Limited Tax
     GO(d)(e)                                          5.38%     07/01/10         500          519,728
------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.34%     10/01/25       5,305        5,305,000
======================================================================================================
                                                                                            14,724,728
======================================================================================================


COLORADO-9.21%

  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.46%     04/01/24       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, RB(b)                                          3.75%     11/10/09         900          903,831
------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(c)                                 0.37%     11/01/28       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       1.42%     09/01/21         175          175,000
------------------------------------------------------------------------------------------------------
  EagleBend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(c)                                       0.39%     07/01/21       4,880        4,880,000
------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     VRD Special RB (LOC-BNP Paribas)(a)(c)(f)         0.39%     12/01/30      24,625       24,625,000
======================================================================================================
                                                                                            34,283,831
======================================================================================================


DELAWARE-0.94%

  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     11/01/22       3,495        3,495,000
======================================================================================================


FLORIDA-2.87%

  Boca Raton (City of); Series 2009, Ref. Water
     and Sewer RB                                      4.00%     10/01/09         305          305,805
------------------------------------------------------------------------------------------------------
  Jacksonville (City of) (Edward Waters College,
     Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     10/01/21       1,340        1,340,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(g)                                    0.48%     08/01/20       2,295        2,295,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Housing Finance
     Authority (Azalea Place Apartments); Series
     1999 A, VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(a)(b)(g)                          0.43%     12/01/32       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     11/01/15       3,760        3,760,000
======================================================================================================
                                                                                            10,700,805
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
GEORGIA-4.94%

  Atlanta (City of) Housing Authority (Villages of
     East Lake Phase II); Series 1999, VRD MFH RB
     (LOC-Bank of America, N.A.)(a)(b)(c)(g)           0.55%     01/01/29     $ 1,400     $  1,400,000
------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Federation, Inc.); Series
     1996, VRD RB (LOC-Wells Fargo, N.A.)(a)(c)        0.48%     08/01/21       1,005        1,005,000
------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(g)             0.48%     04/01/24       2,575        2,575,000
------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Gardner Denver Machinery Inc.); Series 1998,
     VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(c)(g)          0.51%     03/01/18       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Friends of High Meadows, Inc.); Series 2000,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     01/01/20       2,325        2,325,000
------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     06/01/17       4,225        4,225,000
------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments); Series 1994, Ref. VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.34%     07/01/24       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     11/01/27       1,660        1,660,000
------------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(c)(f)         0.82%     02/01/15       2,000        2,000,000
======================================================================================================
                                                                                            18,390,000
======================================================================================================


IDAHO-0.54%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(f)                                  0.75%     10/01/09       2,000        2,000,000
======================================================================================================


ILLINOIS-9.75%

  Arcola (City of) (Herff Jones, Inc.) Series
     1994, VRD IDR (LOC-PNC Bank,
     N.A.)(a)(b)(c)(g)                                 0.75%     06/01/19       3,500        3,500,000
------------------------------------------------------------------------------------------------------
  Aurora (City of), Kane, Dupage, Will & Kendall
     (Counties of) (Diamond Envelope Corp.);
     Series 2007, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.60%     12/01/21       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, VRD MFH RB
     (LOC-Harris N.A.)(a)(b)(c)(g)                     0.78%     03/01/33       2,900        2,900,000
------------------------------------------------------------------------------------------------------
  East Dundee (Village of) (Kreis Tool &
     Manufacturing Co., Inc.); Series 1997, VRD
     IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)      1.42%     06/01/27       1,210        1,210,000
------------------------------------------------------------------------------------------------------
  Fox Valley Park District; Series 2009, Unlimited
     Tax GO                                            2.50%     12/15/09         700          702,503
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Adventist Health System/Sunbelt
     Obligated Group); Series 1999, Hospital
     RB(d)(e)                                          5.50%     11/15/09         900          918,141
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Cloverhill Pastry Vend Corp.);
     Series 1993, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)(c)                              2.12%     12/01/13       1,690        1,690,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(c)                              0.46%     02/01/19       4,290        4,290,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (The Teachers Academy for
     Mathematics & Science); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     02/01/21       2,080        2,080,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (The Lincoln Park Society); Series
     1999, VRD RB (LOC-Citibank N.A.)(a)(c)            0.35%     01/01/29       2,200        2,200,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, VRD RB     0.75%     11/01/30         750          750,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Andre's
     Imaging and Graphics, Inc.); Series 2007,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(c)        0.60%     07/01/27         250          250,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program)
     Series 2009-2010 B, RN (LOC-Harris
     N.A.)(a)(c)(g)                                    0.36%     06/30/10       7,185        7,185,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Metform,
     LLC); Series 2004, VRD IDR (LOC-Bank of
     America, N.A.)(a)(b)(c)                           1.44%     05/01/14         250          250,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Danbury Court Apartments); Series
     2004 B, VRD MFH RB (CEP-Federal Home Loan
     Bank of Indianapolis)(a)(b)(c)                    0.60%     12/01/39         990          990,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Metropolitan Pier and Exposition Authority;
     Series 1999 A, Ref. RB(d)(e)                      5.75%     12/15/09     $   600     $    614,911
------------------------------------------------------------------------------------------------------
  Romeoville (Village of) (Metropolitan
     Industries, Inc.); Series 1997, VRD IDR
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     04/01/22       1,750        1,750,000
======================================================================================================
                                                                                            36,280,555
======================================================================================================


INDIANA-10.43%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(b)(c)                     2.50%     12/01/23       1,225        1,225,000
------------------------------------------------------------------------------------------------------
  Columbus (City of) (Arbors at Waters Edge
     Apartments); Series 2004, VRD Economic
     Development RB (CEP-Federal Home Loan Bank of
     Cincinnati)(a)(b)                                 0.42%     11/01/36       2,645        2,645,000
------------------------------------------------------------------------------------------------------
  Franklin (County of) (Sisters of St. Francis of
     Oldenburg, Inc.); Series 1998, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.82%     12/01/18       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Huntington (City of) (Huntington University,
     Inc.); Series 2007, Ref. VRD Economic
     Development Revenue and Improvement Bonds
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     08/01/37       6,800        6,800,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.);
     Series 1998, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     01/01/24       4,300        4,300,000
------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(c)                                 0.82%     01/01/29       1,300        1,300,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facilities Financing
     Authority (Charity Obligated Group); Series
     1999 D, Hospital RB(d)(e)                         5.25%     11/15/09       4,000        4,079,438
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Capital Access Designated Pool);
     Series 2000, VRD RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.43%     01/01/20         600          600,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.82%     02/01/25       2,295        2,295,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, VRD
     MFH RB (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(b)                               0.74%     01/01/29         723          723,000
------------------------------------------------------------------------------------------------------
  Indiana University (Trustees of); Series 2008 A,
     Indiana University Consolidated RB                5.00%     06/01/10         975        1,007,242
------------------------------------------------------------------------------------------------------
  Knox (City of) (J.W. Hicks, Inc.); Series 2005
     A, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)(c)                                    0.78%     03/01/22       1,840        1,840,000
------------------------------------------------------------------------------------------------------
  Kokomo (City of) (Village Community Partners IV,
     L.P.); Series 1995, VRD Economic Development
     RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(c)                            0.64%     06/01/30       1,140        1,140,000
------------------------------------------------------------------------------------------------------
  La Porte (City of) (Alpha Baking Co., Inc.);
     Series 2001, Ref. VRD Economic Development RB
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     11/01/18       2,130        2,130,000
------------------------------------------------------------------------------------------------------
  Noblesville (City of) (Princeton Lakes
     Apartments);
     Series 2003 A, VRD Economic Development RB
     (LOC-Bank of America, N.A.)(a)(b)(c)              0.60%     06/01/38       5,669        5,669,000
------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Economic Development RB
     (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(b)                               0.60%     06/01/38       1,072        1,072,000
------------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B, VRD
     Economic Development RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)                  0.75%     08/01/30         602          602,000
======================================================================================================
                                                                                            38,827,680
======================================================================================================


IOWA-0.16%

  Sac (County of) (EVAPCO, Inc.); Series 2000, VRD
     IDR (LOC-Bank of America, N.A.)(a)(b)(c)          0.60%     07/01/16         600          600,000
======================================================================================================


KANSAS-2.44%

  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments) Series
     2009 D, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)(b)                        0.40%     04/01/44       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.63%     12/01/09       5,390        5,390,000
------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Simmons Co.); Series 1996,
     Private Activity VRD RB (LOC-Deutsche Bank
     A.G.)(b)(c)(f)(g)                                 0.58%     12/01/16       1,190        1,190,000
======================================================================================================
                                                                                             9,080,000
======================================================================================================


KENTUCKY-0.03%

  Kentucky (State of) Rural Economic Development
     Authority (P.B. & S. Chemical Co., Inc.);
     Series 1990, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.91%     09/01/10         100          100,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
MAINE-0.23%

  Gorham (Town of) (Pettingill Group, LLC) Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.65%     04/01/24     $   875     $    875,000
======================================================================================================


MARYLAND-1.17%

  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09       2,400        2,400,000
------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Republic Services, Inc.);
     Series 2000, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(c)              0.55%     09/01/20       1,180        1,180,000
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (North Arundel Hospital
     Association, Inc.) Series 2000, RB(d)(e)          6.50%     07/01/10         500          529,346
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Corp.); Series 2000, RB(d)(e)      6.75%     07/01/10         250          264,997
======================================================================================================
                                                                                             4,374,343
======================================================================================================


MASSACHUSETTS-1.64%

  Massachusetts (State of) Development Finance
     Agency (Hi-Tech Mold & Tool, Inc.); Series
     1998, VRD IDR (LOC-TD Bank, N.A.)(a)(b)(c)        0.57%     06/01/18       1,100        1,100,000
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(c)                                          0.40%     10/06/09       5,000        5,000,000
======================================================================================================
                                                                                             6,100,000
======================================================================================================


MICHIGAN-2.69%

  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, VRD MFH RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)                  0.75%     07/01/32         250          250,000
------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Camac, LLC);
     Series 1998, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)          1.42%     08/01/28         200          200,000
------------------------------------------------------------------------------------------------------
  West Bloomfield School District; Series 2000,
     Unlimited Tax School Building and Sites
     GO(d)(e)                                          5.70%     05/01/10         650          671,441
------------------------------------------------------------------------------------------------------
  West Shore Medical Center; Series 2001, VRD
     Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.67%     04/01/22       8,890        8,890,000
======================================================================================================
                                                                                            10,011,441
======================================================================================================


MINNESOTA-1.73%

  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Unlimited
     Tax Aid Anticipation Ctfs. of Indebtedness GO     1.25%     09/30/10       1,000        1,006,720
------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Unlimited Tax Aid Anticipation Ctfs. of
     Indebtedness GO                                   1.50%     09/10/10       1,450        1,462,963
------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,250        1,268,836
------------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, Ref. VRD IDR
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     06/01/11       2,700        2,700,000
======================================================================================================
                                                                                             6,438,519
======================================================================================================


MISSISSIPPI-0.40%

  Jackson (County of); Series 1994, Ref. Unlimited
     Tax VRD Water System GO (CEP-Chevron
     Corp.)(a)                                         0.46%     11/01/24       1,500        1,500,000
======================================================================================================


MISSOURI-3.05%

  Kansas (City of) Industrial Development
     Authority (Crooked Creek Apartments Phase
     II); Series 2004 A, VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(b)(c)                           0.60%     09/01/39       1,995        1,995,000
------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.50%     12/01/19       3,520        3,520,000
------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(g)                                    0.39%     12/01/15       3,950        3,950,000
------------------------------------------------------------------------------------------------------
  Wright City (City of) (Watlow Process Systems);
     Series 2002, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.58%     04/01/32       1,900        1,900,000
======================================================================================================
                                                                                            11,365,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
NEVADA-0.37%

  Henderson (City of) (Catholic Healthcare West);
     Series 1999 A, Health Facility RB(d)(e)           6.75%     07/01/10     $   440     $    466,394
------------------------------------------------------------------------------------------------------
  Nevada (State of) Housing Division (Golden
     Apartments); Series 2007, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(b)      0.80%     10/01/37         900          900,000
======================================================================================================
                                                                                             1,366,394
======================================================================================================


NEW HAMPSHIRE-2.55%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(c)                         0.33%     10/01/36       3,350        3,350,000
------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (Foundation for Seacoast Health);
     Series 1998 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(c)                                       0.48%     06/01/28       4,250        4,250,000
------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (Keeney Manufacturing Co., Inc.);
     Series 1999, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.62%     11/01/19       1,880        1,880,000
======================================================================================================
                                                                                             9,480,000
======================================================================================================


NEW JERSEY-0.66%

  Cape May (County of); Unlimited Tax GO               4.00%     07/15/10         800          824,221
------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Institute of Electrical and
     Electronics Engineers, Inc.); Series 2001 B,
     VRD Economic Development RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)                                 0.43%     04/01/14       1,650        1,650,000
======================================================================================================
                                                                                             2,474,221
======================================================================================================


NEW MEXICO-0.11%

  Albuquerque (City of) (CVI Laser Corp.); Series
     1998, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.60%     06/01/18         400          400,000
======================================================================================================


NORTH CAROLINA-4.88%

  Cabaruss (County of) Industrial Facilities and
     Pollution Control Financing Authority (Cannon
     Memorial YMCA); Series 2002, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     08/01/23       1,680        1,680,000
------------------------------------------------------------------------------------------------------
  Mecklenburg (County of) Industrial Facilities
     and Pollution Control Financing Authority
     (Southern Steel Co., LLC); Series 2002, VRD
     IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)         0.58%     03/02/15       2,850        2,850,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Montessori School of Raleigh,
     Inc.); Series 2003, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)                                 0.48%     10/01/17       1,495        1,495,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1999, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     07/01/19       2,005        2,005,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.50%     07/01/31       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(c)                                       0.48%     08/01/23       1,825        1,825,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     1998, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     10/01/18       1,805        1,805,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Depaul Community Facilities,
     Inc.); Series 1999, First Mortgage Health
     Care Facilities RB(d)(e)                          7.63%     11/01/09       2,000        2,055,077
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The McDowell Hospital, Inc.);
     Series 1999, Ref. VRD Hospital RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     05/15/16       1,255        1,255,000
------------------------------------------------------------------------------------------------------
  Winston-Salem (City of) (Northeast Winston
     Ventures LP); Series 1997 A, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)             0.60%     11/01/27       1,790        1,790,000
======================================================================================================
                                                                                            18,160,077
======================================================================================================


NORTH DAKOTA-0.71%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(c)                                       0.47%     12/01/14       2,655        2,655,000
======================================================================================================


OHIO-4.50%

  Cleveland (City of) Municipal School District;
     Series 2008, Unlimited Tax School Improvement
     BAN                                               2.50%     09/30/09       2,000        2,002,131
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Cuyahoga (County of) (Judson Retirement
     Community); Series 2000, Ref. VRD Health Care
     Facilities RB (LOC-PNC Bank, N.A.)(a)(c)          0.63%     11/15/19     $   370     $    370,000
------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, Unlimited Tax School Construction BAN       2.00%     10/15/09         750          751,217
------------------------------------------------------------------------------------------------------
  Franklin (County of) (Golf Pointe Apartments);
     Series 2000 B, VRD MFH RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)(g)               0.75%     01/01/34         370          370,000
------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.47%     12/01/32       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Ohio (State of) (Buckeye Savers Bond); Series L,
     Highway Capital Improvement Unlimited Tax GO      3.50%     05/01/10         150          152,777
------------------------------------------------------------------------------------------------------
  Ohio (State of);
     Series 1999 A, Common Schools Capital
     Facilities Unlimited Tax GO(d)(e)                 5.75%     02/01/10         500          515,742
------------------------------------------------------------------------------------------------------
     Series 2001 A, Common Schools Capital
     Facilities Unlimited Tax GO(d)(e)                 4.75%     06/15/10       1,550        1,601,011
------------------------------------------------------------------------------------------------------
     Series 2001 F, Highway Capital Improvement
     Unlimited Tax GO                                  4.13%     05/01/10         500          511,137
------------------------------------------------------------------------------------------------------
     Series 2001 II A, Higher Education Capital
     Facilities RB                                     5.50%     12/01/09         940          951,482
------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District; Series
     2009 A, Unlimited Tax School Improvement BAN
     GO                                                1.50%     03/01/10       1,500        1,505,542
======================================================================================================
                                                                                            16,731,039
======================================================================================================


OKLAHOMA-1.29%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.30%     07/15/30       4,000        4,000,000
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(c)                 0.49%     06/01/11         800          800,000
======================================================================================================
                                                                                             4,800,000
======================================================================================================


OREGON-0.91%

  Marion (County of) Housing Authority (Residence
     at Marion Estates); Series 1997, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(c)                    0.62%     07/01/27       2,110        2,110,000
------------------------------------------------------------------------------------------------------
  Portland (City of) (Central City Streetcar
     Project); Series 2009 A, Limited Tax Ref. RB      1.00%     04/01/10       1,260        1,262,913
======================================================================================================
                                                                                             3,372,913
======================================================================================================


PENNSYLVANIA-3.34%

  Chester (County of) Health and Education
     Facilities Authority (Simpson Meadows);
     Series 2000, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     10/01/30       2,545        2,545,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Greene Towne School,
     Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.39%     12/01/25         700          700,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Laurel Highlands
     Foundation, Inc.); Series 2007 C-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     08/01/22         425          425,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mainstay Life Services);
     Series 2001 B, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     04/01/18         400          400,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Moshannon Valley
     Economic Development Partnership, Inc.);
     Series 2003 A1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.84%     04/01/17         525          525,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     Indiana Regional Medical Center); Series 2006
     A2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)             0.44%     06/01/11       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Philadelphia Area
     Independent School Business Officers
     Association Financing Program-Plymouth
     Meeting Friends School) Series 2001 C-2, VRD
     Economic Development RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.39%     08/01/26         300          300,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Philadelphia Area
     Independent School Business Officers
     Association Financing Program-The Crefeld
     School); Series 2001 E-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.39%     12/01/26         575          575,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Pennsylvania (State of) Economic Development
     Financing Authority (PMF Industries, Inc.);
     Series 2006 C-2, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.84%     12/01/26     $   625     $    625,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (The Herr Group); Series
     2000 H7, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)     0.84%     12/01/21         600          600,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     financing Authority (The Kingsley
     Association); Series 2006 B1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.39%     08/01/26         375          375,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Topwater Investments
     Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.49%     08/01/35         660          660,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.44%     11/01/18       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Authority for Industrial
     Development (1100 Walnut Associates); VRD
     Commercial Development RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.45%     12/01/14       2,200        2,200,000
------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Redevelopment Authority
     (The Presbyterian Home at 58th Street);
     Series 1998, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     07/01/28         495          495,000
======================================================================================================
                                                                                            12,425,000
======================================================================================================


RHODE ISLAND-0.41%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       1,500        1,524,499
======================================================================================================


SOUTH CAROLINA-3.23%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,500        1,517,741
------------------------------------------------------------------------------------------------------
  Greenville (County of) School District; Series
     2009 C, Unlimited Tax GO                          2.00%     06/01/10       2,000        2,022,240
------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Family YMCA of Greater
     Florence); Series 2000, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     06/01/15       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       1,490        1,511,987
------------------------------------------------------------------------------------------------------
  Union (City of) Hospital District; Series 2000,
     VRD Healthcare RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     09/01/20       5,460        5,460,000
======================================================================================================
                                                                                            12,011,968
======================================================================================================


TENNESSEE-0.53%

  Jackson (City of) Health, Education and Housing
     Facility Board (Union University); Series
     2000, VRD RB (CEP-Federal Home Loan Bank)(a)      0.75%     04/01/15       1,335        1,335,000
------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (L & S, LLC); Series 2001,
     VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(c)                                    0.55%     03/01/26         650          650,000
======================================================================================================
                                                                                             1,985,000
======================================================================================================


TEXAS-7.33%

  Arlington (City of); Series 2005 A, Unlimited
     Tax GO Commercial Paper Notes                     0.40%     10/02/09       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC-University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(c)(f)                        1.10%     05/01/35       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Fort Bend (County of); Series 2009, Ref. Limited
     Tax GO Bonds                                      4.00%     03/01/10         205          208,152
------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(f)                        0.75%     09/01/09       1,750        1,750,000
------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(f)                        0.72%     11/01/19       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New York
     Mellon)(a)(c)                                     1.20%     03/01/33       4,800        4,800,000
------------------------------------------------------------------------------------------------------
  Houston (City of); Series 2009 A, Public
     Improvement Ref. Limited Tax GO                   2.00%     03/01/10       1,700        1,711,322
------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Houston Community College
     System); Series 2009-3356, VRD Limited Tax
     GO(a)(g)(h)                                       0.54%     02/15/12       3,505        3,505,000
------------------------------------------------------------------------------------------------------
  Killeen (City of) Texas; Series 2009, Ref.
     Limited Tax GO                                    1.25%     08/01/10       1,130        1,136,870
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Angelo (City of); Series 2009, Combination
     Tax & Limited Surplus GO RB                       2.00%     02/15/10     $   770     $    773,987
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008 A, Ref.
     Electric and Gas Systems RB                       5.50%     02/01/10         550          560,226
------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10         900          911,157
------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2005 A, Ref. Unlimited Tax GO
     (CEP-Texas Permanent School Fund)                 3.50%     02/15/10       1,000        1,012,192
======================================================================================================
                                                                                            27,268,906
======================================================================================================


UTAH-0.84%

  Utah (State of) Housing Corp. (Timbergate
     Apartments); Series 2009 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.39%     04/01/42       3,125        3,125,000
======================================================================================================


VERMONT-4.42%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 2006 B,
     VRD Mortgage RB (LOC-Banco Santander,
     S.A.)(a)(c)(f)                                    0.32%     05/01/29      16,455       16,455,000
======================================================================================================


VIRGINIA-0.53%

  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10         470          477,711
------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment and Housing
     Authority (Meredith Realty Ghent Properties,
     LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     01/01/21       1,490        1,490,000
======================================================================================================
                                                                                             1,967,711
======================================================================================================


WASHINGTON-4.82%

  Lake Tapps Parkway Properties;
     Series 1999 A, VRD Special RB (LOC-U.S. Bank,
     N.A.)(a)(b)(c)                                    0.48%     12/01/19      12,000       12,000,000
------------------------------------------------------------------------------------------------------
     Series 1999 B, VRD Special RB (LOC-U.S. Bank,
     N.A.)(a)(c)                                       0.48%     12/01/19       4,700        4,700,000
------------------------------------------------------------------------------------------------------
  Olympia (Port of) Economic Development Corp.
     (Spring Air Northwest); Series 1998, YRD RB
     (LOC-U.S. Bank, N.A.)(a)(c)                       0.62%     11/01/23       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (LTC Properties, Inc.); Series 1995, MFH VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)(c)                 0.62%     12/01/15         250          250,000
======================================================================================================
                                                                                            17,950,000
======================================================================================================


WEST VIRGINIA-0.11%

  Keyser (City of) (Keyser Associates); Ref. VRD
     IDR (LOC-PNC Bank, N.A.)(a)(c)(g)                 0.39%     07/01/14         400          400,000
======================================================================================================


WISCONSIN-1.82%

  Byron (Town of) (Ocean Spray Cranberries, Inc.)
     Series 1998, Ref. VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)(g)                              0.48%     12/01/20       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Campbell (Town of) (Skipperliner Industries
     Inc.); Series 2000, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)(c)                                    0.45%     05/01/20       1,780        1,780,000
------------------------------------------------------------------------------------------------------
  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       1,000        1,004,354
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.48%     08/15/34       1,725        1,725,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     07/01/35       1,210        1,210,000
======================================================================================================
                                                                                             6,719,354
======================================================================================================
TOTAL INVESTMENTS-102.08% (Cost
  $379,894,295)(i)(j)                                                                      379,894,295
======================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.08)%                                                       (7,727,151)
======================================================================================================
NET ASSETS-100.00%                                                                        $372,167,144
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
TAN      - Tax Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(b)   Security subject to the alternative minimum tax.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 8%; other countries less than 5% each: 6.7%.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $37,650,000, which represented 10.12% of the Fund's Net Assets.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                14.1%
     ---------------------------------------------------------------------------------------------
     U.S. Bank, N.A.                                                                        9.7
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         8.9
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  8.7
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              8.5
     ---------------------------------------------------------------------------------------------
     BNP Paribas                                                                            8.0
     ---------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corp.                                                       5.3
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                   PREMIER U.S.         PREMIER
                                                                   PREMIER       GOVERNMENT MONEY     TAX-EXEMPT
                                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO
------------------------------------------------------------   --------------    ----------------    ------------

ASSETS:

Investments, at value                                          $3,728,399,181     $1,070,026,752     $379,894,295
------------------------------------------------------------   --------------    ----------------    ------------
Repurchase agreements, at value and cost                          326,760,759        566,346,214               --
============================================================   ==============    ================    ============
     Total investments, at value and cost                       4,055,159,940      1,636,372,966      379,894,295
============================================================   ==============    ================    ============
Receivables for:
  Investments sold                                                         --                 --          545,000
------------------------------------------------------------   --------------    ----------------    ------------
  Fund shares sold                                                     54,891             13,903              710
------------------------------------------------------------   --------------    ----------------    ------------
  Interest                                                          2,299,716            871,678          561,000
------------------------------------------------------------   --------------    ----------------    ------------
  Fund expenses absorbed                                                   --              1,326               --
------------------------------------------------------------   --------------    ----------------    ------------
Investment for trustee deferred compensation and retirement
  plans                                                                    --              8,035               --
------------------------------------------------------------   --------------    ----------------    ------------
Other assets                                                           64,072              3,505            4,094
============================================================   ==============    ================    ============
     Total assets                                               4,057,578,619      1,637,271,413      381,005,099
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


LIABILITIES:

Payables for:
  Investments purchased                                                    --                 --        7,341,475
------------------------------------------------------------   --------------    ----------------    ------------
  Fund shares reacquired                                               12,596              6,564              300
------------------------------------------------------------   --------------    ----------------    ------------
  Amount due custodian                                                     --                 --        1,404,213
------------------------------------------------------------   --------------    ----------------    ------------
  Dividends                                                           826,660            244,756           91,967
------------------------------------------------------------   --------------    ----------------    ------------
  Accrued fees to affiliates                                            1,350                 --               --
------------------------------------------------------------   --------------    ----------------    ------------
Trustee deferred compensation and retirement plans                         --              8,967               --
============================================================   ==============    ================    ============
     Total liabilities                                                840,606            260,287        8,837,955
============================================================   ==============    ================    ============
Net assets applicable to shares outstanding                    $4,056,738,013     $1,637,011,126     $372,167,144
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                                  $4,056,637,961     $1,636,946,640     $372,166,775
------------------------------------------------------------   --------------    ----------------    ------------
Undistributed net investment income                                    53,862             28,451              444
------------------------------------------------------------   --------------    ----------------    ------------
Undistributed net realized gain (loss)                                 46,190             36,035              (75)
============================================================   ==============    ================    ============
                                                               $4,056,738,013     $1,637,011,126     $372,167,144
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============



NET ASSETS:

Investor Class                                                 $   82,809,922     $   31,340,012     $ 25,146,905
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
Institutional Class                                            $3,973,928,091     $1,605,671,114     $347,020,239
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Investor Class                                                     82,802,086         31,339,063       25,147,274
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
Institutional Class                                             3,973,838,410      1,605,635,978      347,019,945
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
  Net asset value, offering and redemption price per share
     for each class                                            $         1.00     $         1.00     $       1.00
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                 PREMIER U.S.        PREMIER
                                                                  PREMIER      GOVERNMENT MONEY    TAX-EXEMPT
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------   -----------    ----------------    ----------

INVESTMENT INCOME:
Interest                                                        $50,134,831       $10,260,538      $4,125,278
=============================================================   ===========    ================    ==========


EXPENSES:

Advisory fees                                                     9,489,974         3,238,857         753,564
-------------------------------------------------------------   -----------    ----------------    ----------
Treasury Guarantee Program Fee                                    1,275,134           154,698          78,385
=============================================================   ===========    ================    ==========
     Total expenses                                              10,765,108         3,393,555         831,949
=============================================================   ===========    ================    ==========
Less: Fees waived                                                (2,691,604)         (897,559)             --
=============================================================   ===========    ================    ==========
     Net expenses                                                 8,073,504         2,495,996         831,949
=============================================================   ===========    ================    ==========
Net investment income                                            42,061,327         7,764,542       3,293,329
=============================================================   ===========    ================    ==========
Net realized gain from Investment securities*                        46,190            48,892              10
=============================================================   ===========    ================    ==========
Net increase in net assets resulting from operations            $42,107,517       $ 7,813,434      $3,293,339
_____________________________________________________________   ___________    ________________    __________
  ===========================================================   ===========    ================    ==========


* Includes net gains from securities sold to affiliates of $257 for Premier U.S. Government Money Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                              PREMIER U.S. GOVERNMENT        PREMIER TAX-EXEMPT
                                                  PREMIER PORTFOLIO               MONEY PORTFOLIO                 PORTFOLIO
                                           ------------------------------  ----------------------------  --------------------------
                                             AUGUST 31,      AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                2009            2008            2009           2008          2009          2008
----------------------------------------   ------------------------------  ----------------------------  --------------------------

OPERATIONS:

  Net investment income                    $   42,061,327  $  171,607,681  $    7,764,542  $  8,513,610  $  3,293,329  $  3,787,289
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Net realized gain (loss)                         46,190          34,347          48,892       (12,857)           10           215
========================================   ==============================  ============================  ==========================
     Net increase in net assets
       resulting from operations               42,107,517     171,642,028       7,813,434     8,500,753     3,293,339     3,787,504
========================================   ==============================  ============================  ==========================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:



  Investor Class                               (1,173,025)     (4,208,224)       (273,113)     (967,487)     (294,166)     (570,414)
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Institutional Class                         (40,888,302)   (167,399,457)     (7,491,429)   (7,546,123)   (2,999,163)   (3,216,875)
========================================   ==============================  ============================  ==========================
     Total distributions from net
       investment income                      (42,061,327)   (171,607,681)     (7,764,542)   (8,513,610)   (3,293,329)   (3,787,289)
========================================   ==============================  ============================  ==========================


SHARE TRANSACTIONS-NET:



  Investor Class                              (25,819,867)     (7,016,514)      1,872,605    (1,107,149)      707,286     5,521,137
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Institutional Class                        (546,257,104)    680,091,754   1,155,205,117   440,135,455    84,938,181   211,635,293
========================================   ==============================  ============================  ==========================
     Net increase (decrease) in net
       assets resulting from share
       transactions                          (572,076,971)    673,075,240   1,157,077,722   439,028,306    85,645,467   217,156,430
========================================   ==============================  ============================  ==========================
     Net increase (decrease) in net
       assets                                (572,030,781)    673,109,587   1,157,126,614   439,015,449    85,645,477   217,156,645
========================================   ==============================  ============================  ==========================


NET ASSETS:



  Beginning of year                         4,628,768,794   3,955,659,207     479,884,512    40,869,063   286,521,667    69,365,022
========================================   ==============================  ============================  ==========================
  End of year*                             $4,056,738,013  $4,628,768,794  $1,637,011,126  $479,884,512  $372,167,144  $286,521,667
========================================   ==============================  ============================  ==========================

  * Includes accumulated undistributed
     net investment income                 $       53,862  $       53,862  $       28,451  $     28,451  $        444  $        444
________________________________________   ______________________________  ____________________________  __________________________
  ======================================   ==============================  ============================  ==========================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


24        AIM TREASURER'S SERIES TRUST

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment

25        AIM TREASURER'S SERIES TRUST

      Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (iii) the cost of participating in the United States Treasury Temporary Guarantee Program; and (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio                                                                    $2,691,604
-----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                                 897,559
-----------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio Short-Term Investments                            $--       $4,055,159,940       $--       $4,055,159,940
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio Short-Term
  Investments                                                        --        1,636,372,966        --        1,636,372,966
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio Short-Term Investments                  --          379,894,295        --          379,894,295
---------------------------------------------------------------------------------------------------------------------------





26        AIM TREASURER'S SERIES TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                               SECURITIES                                 NET
                                                                PURCHASES      SECURITIES SALES     REALIZED GAINS
------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                             $113,057,321       $ (43,048,112)          $ --
------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                          4,999,972                  --            257
------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                   591,682,678        (408,853,090)            --
------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2009 and 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Premier Portfolio                                                       $42,061,327         $171,607,681
---------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                   7,764,542            8,513,610
---------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio -- Tax-Exempt                                3,293,329            3,787,289
---------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                            TEMPORARY
                        UNDISTRIBUTED        BOOK/TAX      CAPITAL LOSS          SHARES OF               TOTAL
                       ORDINARY INCOME     DIFFERENCES     CARRYFORWARD     BENEFICIAL INTEREST       NET ASSETS
------------------------------------------------------------------------------------------------------------------
Premier Portfolio          $100,052          $    --           $ --            $4,056,637,961       $4,056,738,013
------------------------------------------------------------------------------------------------------------------
Premier U.S.
  Government Money
  Portfolio                  72,277           (7,791)                           1,636,946,640        1,637,011,126
------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt
  Portfolio                     444               --            (75)              372,166,775          372,167,144
------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The following Fund utilized capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes as follows:

                                                                                   CAPITAL LOSS
                                                                              CARRYFORWARD UTILIZED
---------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $10
---------------------------------------------------------------------------------------------------





27        AIM TREASURER'S SERIES TRUST

  The following Fund listed below has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                      2012*
-------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $75
-------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                     -----------------------------------------------------------------------------
                                                                    2009(a)                                   2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          47,633,427     $     47,633,427          68,043,146     $     68,043,146
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 24,531,054,932       24,531,054,932      32,349,183,017       32,349,183,017
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                           1,099,467            1,099,467           3,989,858            3,989,858
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     16,096,073           16,096,073          66,655,685           66,655,685
==================================================================================================================================
Reacquired:
  Investor Class                                         (74,552,761)         (74,552,761)        (79,049,518)         (79,049,518)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (25,093,408,109)     (25,093,408,109)    (31,735,746,948)     (31,735,746,948)
==================================================================================================================================
     Net increase (decrease) in share activity          (572,076,971)    $   (572,076,971)        673,075,240     $    673,075,240
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco AIM.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       -------------------------------------------------------------------------
                                                                     2009(a)                                 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           28,241,195     $    28,241,195         12,258,798     $    12,258,798
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   5,960,891,705       5,960,891,705      1,557,906,977       1,557,906,977
================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                              262,544             262,544            935,876             935,876
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       3,642,356           3,642,356          3,740,670           3,740,670
================================================================================================================================
Reacquired:
  Investor Class                                          (26,631,134)        (26,631,134)       (14,301,823)        (14,301,823)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (4,809,328,944)     (4,809,328,944)    (1,121,512,192)     (1,121,512,192)
================================================================================================================================
     Net increase in share activity                     1,157,077,722     $ 1,157,077,722        439,028,306     $   439,028,306
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


28        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                              SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------
                                                                      2009(a)                             2008
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            29,004,073     $  29,004,073       27,617,117     $  27,617,117
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      751,825,717       751,825,717      670,891,517       670,891,517
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               270,951           270,951          555,280           555,280
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,010,446         3,010,446        2,779,671         2,779,671
===========================================================================================================================
Reacquired:
  Investor Class                                           (28,567,738)      (28,567,738)     (22,651,260)      (22,651,260)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (669,897,982)     (669,897,982)    (462,035,895)     (462,035,895)
===========================================================================================================================
     Net increase in share activity                         85,645,467     $  85,645,467      217,156,430     $ 217,156,430
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



29        AIM TREASURER'S SERIES TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                                 INVESTOR CLASS

                                                      NET GAINS
                           NET ASSET                 (LOSSES) ON                 DIVIDENDS
                             VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/09          $1.00       $0.01(b)      $ 0.00          $0.01      $(0.01)      $1.00       1.21%      $ 82,810
Year ended 08/31/08           1.00        0.04           0.00           0.04       (0.04)       1.00       3.80        108,627
Year ended 08/31/07           1.00        0.05          (0.00)          0.05       (0.05)       1.00       5.35        115,642
Year ended 08/31/06           1.00        0.04           0.00           0.04       (0.04)       1.00       4.55         99,491
Year ended 08/31/05           1.00        0.02             --           0.02       (0.02)       1.00       2.46        112,067
---------------------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Year ended 08/31/09           1.00        0.01(b)        0.00           0.01       (0.01)       1.00       0.83         31,340
Year ended 08/31/08           1.00        0.03          (0.00)          0.03       (0.03)       1.00       3.29         29,466
Year ended 08/31/07           1.00        0.05           0.00           0.05       (0.05)       1.00       5.25         30,569
Year ended 08/31/06           1.00        0.04             --           0.04       (0.04)       1.00       4.44         29,739
Year ended 08/31/05           1.00        0.02             --           0.02       (0.02)       1.00       2.06         31,598
---------------------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Year ended 08/31/09           1.00        0.01(b)        0.00           0.01       (0.01)       1.00       1.13         25,147
Year ended 08/31/08           1.00        0.03           0.00           0.03       (0.03)       1.00       2.66         24,440
Year ended 08/31/07           1.00        0.03             --           0.03       (0.03)       1.00       3.53         18,920
Year ended 08/31/06           1.00        0.03             --           0.03       (0.03)       1.00       3.04         17,420
Year ended 08/31/05           1.00        0.02             --           0.02       (0.02)       1.00       1.88         20,682
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                               RATIO OF         RATIO OF
                               EXPENSES         EXPENSES     RATIO OF NET
                              TO AVERAGE     TO AVERAGE NET   INVESTMENT
                              NET ASSETS     ASSETS WITHOUT     INCOME
                           WITH FEE WAIVERS    FEE WAIVERS    TO AVERAGE
                            AND/OR EXPENSE   AND/OR EXPENSE   NET ASSETS
-------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/09              0.21%(c)         0.28%(c)       1.11%(c)
Year ended 08/31/08              0.17             0.25           3.62
Year ended 08/31/07              0.17             0.25           5.23
Year ended 08/31/06              0.17             0.25           4.74
Year ended 08/31/05              0.20             0.25           2.34
-------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Year ended 08/31/09              0.19(c)          0.26(c)        0.60(c)
Year ended 08/31/08              0.17             0.25           2.60
Year ended 08/31/07              0.17             0.25           5.13
Year ended 08/31/06              0.17             0.25           4.34
Year ended 08/31/05              0.52             0.96           1.98
-------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Year ended 08/31/09              0.28(c)          0.28(c)        1.09(c)
Year ended 08/31/08              0.25             0.25           2.48
Year ended 08/31/07              0.25             0.25           3.46
Year ended 08/31/06              0.25             0.25           2.99
Year ended 08/31/05              0.25             0.25           1.88
_________________________________________________________________________
=========================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $92,768, $31,904 and $25,776 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.


30        AIM TREASURER'S SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Investor Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the three portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



31        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009, through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       INVESTOR CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------------------
Premier Portfolio               $1,000.00      $1,002.60       $1.11       $1,024.10       $1.12        0.22%
---------------------------------------------------------------------------------------------------------------
Premier U.S. Government
  Money Portfolio                1,000.00       1,001.50        1.01        1,024.20        1.02        0.20
---------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio     1,000.00       1,002.20        1.36        1,023.84        1.38        0.25
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009, through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees equal to 0.03% of average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, effective May 1, 2009 for Premier U. S. Government Money Fund and effective September 19, 2009 for Premier Portfolio and Premier Tax-Exempt Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended on the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.22% and 0.25% for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated annualized expense ratios remained the same for Premier U.S. Government Money Portfolio.
(4) The actual expenses paid restated as if the changes discussed above, in footnote 3, had been in effect throughout the entire most recent fiscal half year are $1.26 and $1.11 for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated actual expenses paid remained the same for Premier U.S. Government Money Portfolio
(5) Hypothetical expenses are equal to the annualized expense ratio indicated in the table above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above, in footnote 3, had been in effect throughout the entire most recent fiscal half year period are $1.28 and $1.12 for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated hypothetical expenses remained the same for Premier U.S. Government Money Portfolio


32        AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(PREMIER PORTFOLIO, PREMIER U.S. GOVERNMENT MONEY PORTFOLIO AND PREMIER TAX-EXEMPT PORTFOLIO)

The Board of Trustees (the Board) of AIM     managers for their assigned funds and        and reasonableness of each Fund's
Treasurer's Series Trust (the Trust) is      other members of management and review       investment advisory agreement and, if
required under the Investment Company Act    with these individuals the performance,      applicable, sub-advisory contracts. The
of 1940 to approve annually the renewal of   investment objective(s), policies,           Board considered all of the information
each series portfolio of the Trust's         strategies and limitations of these funds.   provided to them, including information
(each, a Fund) investment advisory                                                        provided at their meetings throughout the
agreement with Invesco Aim Advisors, Inc.       In addition to their meetings             year as part of their ongoing oversight of
(Invesco Aim) and the renewal of the         throughout the year, the Sub-Committees      such Fund, and did not identify any
Master Intergroup Sub-Advisory Contract      meet at designated contract renewal          particular factor that was controlling.
for Mutual Funds (the sub-advisory           meetings each year to conduct an in-depth    Each Trustee may have evaluated the
contracts) with Invesco Asset Management     review of the performance, fees, expenses,   information provided differently from
Deutschland GmbH, Invesco Asset Management   and other matters related to their           another Trustee and attributed different
Limited, Invesco Asset Management (Japan)    assigned funds. During the contract          weight to the various factors. The
Limited, Invesco Australia Limited,          renewal process, the Trustees receive        Trustees recognized that the advisory
Invesco Global Asset Management (N.A.),      comparative performance and fee data         arrangements and resulting advisory fees
Inc., Invesco Hong Kong Limited, Invesco     regarding the AIM Funds prepared by an       for each Fund and the other AIM Funds are
Institutional (N.A.), Inc., Invesco Senior   independent company, Lipper, Inc.            the result of years of review and
Secured Management, Inc. and Invesco         (Lipper), under the direction and            negotiation between the Trustees and
Trimark Ltd. (collectively, the Affiliated   supervision of the Senior Officer who        Invesco Aim, that the Trustees may focus
Sub-Advisers) for Premier Portfolio          also prepares a separate analysis of this    to a greater extent on certain aspects of
and Premier Tax-Exempt Portfolio only.       information for the Trustees. Each           these arrangements in some years than in
During contract renewal meetings held on     Sub-Committee then makes recommendations     others, and that the Trustees'
June 16-17, 2009, the Board as a whole,      to the Investments Committee regarding the   deliberations and conclusions in a
and the disinterested or "independent"       fees and expenses of their assigned funds.   particular year may be based in part on
Trustees voting separately, approved the     The Investments Committee considers each     their deliberations and conclusions
continuance of each Fund's investment        Sub-Committee's recommendations and makes    regarding these same arrangements
advisory agreement and, if applicable, the   its own recommendations regarding the fees   throughout the year and in prior years.
sub-advisory contracts for another year,     and expenses of the AIM Funds to the full
effective July 1, 2009. In doing so, the     Board. The Investments Committee also           The discussion below serves as a
Board determined that each Fund's            considers each Sub-Committee's               summary of the Senior Officer's
investment advisory agreement and, if        recommendations in making its annual         independent written evaluation with
applicable, sub-advisory contracts are in    recommendation to the Board whether to       respect to each Fund's investment advisory
the best interests of the Fund and its       approve the continuance of each AIM Fund's   agreement as well as a discussion of the
shareholders and that the compensation to    investment advisory agreement and, if        material factors and related conclusions
Invesco Aim and the Affiliated               applicable, sub-advisory contracts for       that formed the basis for the Board's
Sub-Advisers under each Fund's investment    another year.                                approval of each Fund's investment
advisory agreement and sub-advisory                                                       advisory agreement and, if applicable,
contracts is fair and reasonable.               The independent Trustees met separately   sub-advisory contracts. Unless otherwise
                                             during their evaluation of each Fund's       stated, information set forth below is as
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and, if        of June 17, 2009, and does not reflect
                                             applicable, sub-advisory contracts with      any changes that may have occurred since
The Board's Investments Committee has        independent legal counsel. The independent   that date, including but not limited to
established three Sub-Committees that are    Trustees were also assisted in their         changes to a Fund's performance, advisory
responsible for overseeing the management    annual evaluation of each Fund's             fees, expense limitations and/or fee
of a number of the series portfolios of      investment advisory agreement by the         waivers.
the AIM Funds. This Sub-Committee            Senior Officer. One responsibility of the
structurepermits the Trustees to focus on    Senior Officer is to manage the process      FACTORS AND CONCLUSIONS AND SUMMARY OF
the performance of the AIM Funds that have   by which the AIM Funds' proposed             INDEPENDENT WRITTEN FEE EVALUATION
been assigned to them. The Sub-Committees    management fees are negotiated during the
meet throughout the year to review the       annual contract renewal process to ensure       A. Nature, Extent and Quality of
performance of their assigned funds, and     that they are negotiated in a manner that          Services Provided by Invesco Aim
the Sub-Committees review monthly and        is at arms' length and reasonable.
quarterly comparative performance            Accordingly, the Senior Officer must         The Board reviewed the advisory services
information and periodic asset flow data     either supervise a competitive bidding       provided to each Fund by Invesco Aim under
for their assigned funds. These materials    process or prepare an independent written    the Fund's investment advisory agreement,
are prepared under the direction and         evaluation. The Senior Officer               the performance of Invesco Aim in
supervision of the independent Senior        recommended that an independent written      providing these services, and the
Officer, an officer of the AIM Funds who     evaluation be provided and, at the           credentials and experience of the officers
reports directly to the independent          direction of the Board, prepared an          and employees of Invesco Aim who provide
Trustees. Over the course of each year,      independent written evaluation.              these services. The Board's review of the
the Sub-Committees meet with portfolio                                                    qualifications of Invesco Aim to provide
                                                During the annual contract renewal        these services included the Board's
                                             process, the Board considered the factors    consideration of Invesco Aim's portfolio
                                             discussed below in evaluating the fairness   and product review process, various back
                                                                                          office support


33   AIM TREASURER'S SERIES TRUST                                                                                          continued

functions provided by Invesco Aim and its    countries and securities of companies        universe that are not managed by
affiliates, and Invesco Aim's equity and     located in such countries or on various      Invesco Aim and against the Lipper U.S.
fixed income trading operations. The         types of investments and investment          Government Money Market Funds Index. The
Board concluded that the nature, extent      techniques. The Board noted that             Board noted that the Fund's performance
and quality of the advisory services         investment decisions for each Fund are       was in the first quintile of its
provided to each Fund by Invesco Aim are     made by Invesco Institutional (N.A.), Inc.   performance universe for the one, three
appropriate and that Invesco Aim currently   (Invesco Institutional). The Board           and five year periods (the first
is providing satisfactory advisory           concluded that the sub-advisory contracts    quintile being the best performing funds
services in accordance with the terms of     benefit each Fund and its shareholders by    and the fifth quintile being the worst
each Fund's investment advisory agreement.   permitting Invesco Aim to utilize the        performing funds). The Board noted that
In addition, based on their ongoing          additional resources and talent of the       the Fund's performance was above the
meetings throughout the year with each       Affiliated Sub-Advisers in managing such     performance of the Index for the one,
Fund's portfolio manager or managers, the    Fund.                                        three and five year periods. Although the
Board concluded that these individuals are                                                independent written evaluation of the
competent and able to continue to carry         C. Fund Performance                       Fund's Senior Officer only considered
out their responsibilities under each                                                     Fund performance through the most recent
Fund's investment advisory agreement.        PREMIER PORTFOLIO                            calendar year, the Board also reviewed
                                                                                          more recent Fund performance and this
   In determining whether to continue each      The Board considered fund performance     review did not change their conclusions.
Fund's investment advisory agreement, the    as a relevant factor in considering          The Board noted that, in response to the
Board considered the prior relationship      whether to approve the investment advisory   Board's focus on fund performance, Invesco
between Invesco Aim and the Fund, as well    agreement as well as the sub-advisory        Aim has taken a number of actions intended
as the Board's knowledge of Invesco Aim's    contracts, as Invesco Institutional          to improve the investment process for the
operations, and concluded that it is         currently manages assets of the Fund.        funds.
beneficial to maintain the current
relationship, in part, because of such          The Board compared the Fund's             PREMIER TAX-EXEMPT PORTFOLIO
knowledge. The Board also considered the     performance during the past one, three and
steps that Invesco Aim and its affiliates    five calendar years to the performance of    The Board considered fund performance as a
continue to take to improve the quality      all funds in the Lipper performance          relevant factor in considering whether to
and efficiency of the services they          universe that are not managed by Invesco     approve the investment advisory agreement
provide to the AIM Funds in the areas of     Aim or an Affiliated Sub-Adviser and         as well as the sub-advisory contracts as
investment performance, product line         against the Lipper Institutional Money       Invesco Institutional currently manages
diversification, distribution, fund          Market Funds Index. The Board noted that     assets of the Fund.
operations, shareholder services and         the Fund's performance was in the first
compliance. The Board concluded that the     quintile of its performance universe for        The Board compared the Fund's
quality and efficiency of the services       the one, three and five year periods (the    performance during the past one, three and
Invesco Aim and its affiliates provide to    first quintile being the best performing     five calendar years to the performance of
the AIM Funds in each of these areas         funds and the fifth quintile being the       all funds in the Lipper performance
support the Board's approval of the          worst performing funds). The Board noted     universe that are not managed by Invesco
continuance of the Fund's investment         that the Fund's performance was above the    Aim or an affiliated Sub-Adviser and
advisory agreement.                          performance of the Index for the one,        against the Lipper U.S. Government Money
                                             three and five year periods. Although the    Market Funds Index. The Board noted that
   B. Nature, Extent and Quality of          independent written evaluation of the        the Fund's performance was in the first
      Services Provided by Affiliated        Fund's Senior Officer only considered        quintile of its performance universe for
      Sub-Advisers                           Fund performance through the most recent     the one, three and five year periods (the
                                             calendar year, the Board also reviewed       first quintile being the best performing
(PREMIER PORTFOLIO AND PREMIER TAX-EXEMPT    more recent Fund performance and this        funds and the fifth quintile being the
PORTFOLIO ONLY)                              review did not change their conclusions.     worst performing funds). The Board noted
                                             The Board noted that, in response to the     that the Fund's performance was above the
The Board reviewed the services provided     Board's focus on fund performance, Invesco   performance of the Index for the one,
by the Affiliated Sub-Advisers under the     Aim has taken a number of actions intended   three and five year periods. Although the
sub-advisory contracts and the credentials   to improve the investment process for the    independent written evaluation of the
and experience of the officers and           funds.                                       Fund's Senior Officer only considered
employees of the Affiliated Sub-Advisers                                                  Fund performance through the most recent
who provide these services. The Board        PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      calendar year, the Board also reviewed
concluded that the nature, extent and                                                     more recent Fund performance and this
quality of the services provided by the      The Board considered fund performance as a   review did not change their conclusions.
Affiliated Sub-Advisers are appropriate.     relevant factor in considering whether to    The Board noted that, in response to the
The Board noted that the Affiliated          approve the investment advisory agreement.   Board's focus on fund performance, Invesco
Sub-Advisers, which have offices and                                                      Aim has taken a number of actions intended
personnel that are geographically               The Board compared the Fund's             to improve the investment process for the
dispersed in financial centers around the    performance during the past one, three and   funds.
world, can provide research and other        five calendar years to the performance of
information and make recommendations on      all funds in the Lipper performance
the markets and economies of various


34   AIM TREASURER'S SERIES TRUST                                                                                          continued

   D. Advisory and Sub-Advisory Fees and     advisory fee after fee waivers and other     The Board noted that the Fund's
      Fee Waivers                            relevant factors, the Board concluded that   contractual advisory fee rate was below
                                             the Fund's advisory and sub-advisory fees    the median contractual advisory fee rate
PREMIER PORTFOLIO                            are fair and reasonable.                     of funds in its expense group. The Board
                                                                                          also reviewed the methodology used by
The Board compared the Fund's contractual    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      Lipper in determining contractual fee
advisory fee rate to the contractual                                                      rates, which includes using audited
advisory fee rates of funds in the Fund's    The Board compared the Fund's contractual    financial data from the most recent annual
Lipper expense group that are not managed    advisory fee rate to the contractual         report of each fund in the expense group
by Invesco Aim or an Affiliated              advisory fee rates of funds in the Fund's    that was publicly available as of the end
Sub-Adviser, at a common asset level. The    Lipper expense group that are not managed    of the past calendar year. The Board noted
Board noted that the Fund's contractual      by Invesco Aim, at a common asset level.     that some comparative data was at least
advisory fee rate was below the median       The Board noted that the Fund's              one year old and that other data did not
contractual advisory fee rate of funds in    contractual advisory fee rate was below      reflect the market downturn that occurred
its expense group. The Board also reviewed   the median contractual advisory fee rate     in the fourth quarter of 2008.
the methodology used by Lipper in            of funds in its expense group. The Board
determining contractual fee rates, which     also reviewed the methodology used by           The Board also compared the Fund's
includes using audited financial data from   Lipper in determining contractual fee        effective fee rate (the advisory fee after
the most recent annual report of each fund   rates, which includes using audited          any advisory fee waivers and before any
in the expense group that was publicly       financial data from the most recent annual   expense limitations/waivers) to the
available as of the end of the past          report of each fund in the expense group     advisory fee rates of other domestic
calendar year. The Board noted that some     that was publicly available as of the end    clients of Invesco Aim and its affiliates
comparative data did not reflect the         of the past calendar year. The Board noted   with investment strategies comparable to
market downturn that occurred in the         that some comparative data was more than     those of the Fund, including one mutual
fourth quarter of 2008. The Board noted      one year old and that other data did not     fund advised by Invesco Aim. The Board
that neither Invesco Aim nor its             reflect the market downturn that occurred    noted that the Fund's rate was below the
affiliates serve as an adviser to other      in the fourth quarter of 2008. The Board     effective fee rate for the mutual fund.
domestic mutual funds or other domestic      noted that neither Invesco Aim nor its
clients with investment strategies           affiliates serve as an adviser to other         The Board noted that Invesco Aim has
comparable to those of the Fund.             domestic mutual funds or other domestic      not proposed any advisory fee waivers or
                                             clients with investment strategies           expense limitations for the Fund. The
   The Board noted that Invesco Aim          comparable to those of the Fund.             Board concluded that it was not necessary
contractually agreed to continue to waive                                                 at this time to discuss with Invesco Aim
fees and/or limit expenses of the Fund          The Board noted that Invesco Aim          whether to implement any such waivers or
through at least June 30, 2010 in an         contractually agreed to continue to waive    expense limitations because the Fund's
amount necessary to limit total annual       fees and/or limit expenses of the Fund       total expenses were below the median total
operating expenses to a specified            through at least June 30, 2010 in an         expenses of the funds in the Fund's
percentage of average daily net assets for   amount necessary to limit total annual       expense group that are not managed by
each class of the Fund. The Board noted      operating expenses to a specified            Invesco Aim or an Affiliated Sub-Adviser
that the specified percentage before the     percentage of average daily net assets for   and below the effective fee rate of a
waiver becomes effective has been            each class of the Fund. The Board noted      comparable mutual fund advised by Invesco
increased effective July 1, 2009, and that   that the specified percentage before the     Aim. The Board also noted the "all-in"
the waiver will have a smaller impact on     waiver becomes effective has been            nature of the Fund's contractual advisory
expenses during the coming year. The Board   increased effective July 1, 2009, and that   fee, whereby Invesco Aim pays all of the
also noted the "all-in" nature of the        the waiver will have a smaller impact on     Fund's ordinary operating expenses.
Fund's contractual advisory fee, whereby     expenses during the coming year. The Board
Invesco Aim pays all of the Fund's           also noted the "all-in" nature of the           The Board also considered the services
ordinary operating expenses.                 Fund's contractual advisory fee, whereby     provided by the Affiliated Sub-Advisers
                                             Invesco Aim pays all of the Fund's           pursuant to the sub-advisory contracts and
   The Board also considered the services    ordinary operating expenses.                 the services provided by Invesco Aim
provided by the Affiliated Sub-Advisers                                                   pursuant to the Fund's advisory agreement,
pursuant to the sub-advisory contracts and      After taking account of the Fund's        as well as the allocation of fees between
the services provided by Invesco Aim         contractual advisory fee rate, the expense   Invesco Aim and the Affiliated
pursuant to the Fund's advisory agreement,   limitations and other relevant factors,      Sub-Advisers pursuant to the sub-advisory
as well as the allocation of fees between    the Board concluded that the Fund's          contracts. The Board noted that the
Invesco Aim and the Affiliated               advisory fees are fair and reasonable.       sub-advisory fees have no direct effect on
Sub-Advisers pursuant to the sub-advisory                                                 the Fund or its shareholders, as they are
contracts. The Board noted that the          PREMIER TAX-EXEMPT PORTFOLIO                 paid by Invesco Aim to the Affiliated
sub-advisory fees have no direct effect on                                                Sub-Advisers, and that Invesco Aim and the
the Fund or its shareholders, as they are    The Board compared the Fund's contractual    Affiliated Sub-Advisers are affiliates.
paid by Invesco Aim to the Affiliated        advisory fee rate to the contractual
Sub-Advisers, and that Invesco Aim and the   advisory fee rates of funds in the Fund's       After taking account of the Fund's
Affiliated Sub-Advisers are affiliates.      Lipper expense group that are not managed    contractual advisory fee rate, the
                                             by Invesco Aim or an Affiliated              contractual sub-advisory fee rate, the
   After taking account of the Fund's        Sub-Adviser, at a common asset level.        comparative advisory fee information
contractual advisory fee rate, the
contractual sub-advisory fee rate, the


35   AIM TREASURER'S SERIES TRUST                                                                                          continued

discussed above and other relevant           Affiliated Sub-Adviser is financially
factors, the Board concluded that the        sound and has the resources necessary to
Fund's advisory and sub-advisory fees are    perform its obligations under the
fair and reasonable.                         sub-advisory contracts, and concluded that
                                             each Affiliated Sub-Adviser has the
   E. Economies of Scale and Breakpoints     financial resources necessary to fulfill
                                             these obligations.
The Board considered the extent to which
there are economies of scale in the             G. Collateral Benefits to Invesco Aim
provision of advisory services to each             and its Affiliates
Fund. The Board also considered whether
each Fund benefits from such economies of    The Board considered various other
scale through contractual breakpoints in     benefits received by Invesco Aim and its
each Fund's advisory fee schedule. The       affiliates resulting from Invesco Aim's
Board noted that each Fund's contractual     relationship with each Fund, including the
advisory fee schedule does not include any   fees received by Invesco Aim and its
breakpoints. The Board noted that each       affiliates for their provision of
Fund shares directly in economies of scale   administrative, transfer agency and
through lower fees charged by third party    distribution services to each Fund. The
service providers based on the combined      Board considered the performance of
size of all of the AIM Funds and             Invesco Aim and its affiliates in
affiliates.                                  providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to each
The Board reviewed information from          Fund pursuant to written contracts that
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to each       that Invesco Aim and its affiliates are
Fund and the profitability of Invesco Aim    providing these services in a satisfactory
and its affiliates in providing these        manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to each
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing each Fund. The      execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that each    and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to each Fund is not
excessive in light of the nature, quality
and extent of the services provided. The
Board considered whether Invesco Aim is
financially sound and has the resources
necessary to perform its obligations under
each Fund's investment advisory agreement,
and concluded that Invesco Aim has the
financial resources necessary to fulfill
these obligations. The Board also
considered whether each


36   AIM TREASURER'S SERIES TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INCOME
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*         DIVIDENDS*
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                   0%                     0%                  0.01%                --
-----------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio             0%                     0%                  0.65%                --
-----------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                        0%                     0%                    --                100%
-----------------------------------------------------------------------------------------------------------------------------



* The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


37        AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North
                                              American Holdings, Inc. (holding company); Director, Chief
                                              Executive Officer and President, Invesco Holding Company
                                              Limited (parent of Invesco Aim and a global investment
                                              management firm); Director, Invesco Ltd. and Chairman,
                                              Investment Company Institute

------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


T-1

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc.,. Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714


T-2


[GRAPHICH]
------------------------------------------------------------------------------------------------------------------------------------
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -    EFFICIENT. Stop waiting for regular mail. Your documents
     trees used to produce paper.                                        will be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and delivery      -    EASY. Download, save and print files using your home
     expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on "Products & Performance," then "Mutual Funds," and then "Fund Overview."
Select your Fund from the drop-down menu and click on "Complete Quarterly Holdings." Shareholders can also look up the Fund's Form
N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05460 and 033-19862.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim service mark is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser      -- SERVICE MARK --
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


                                              invescoaim.com    CM-TST-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                INSTITUTIONAL CLASS
 - service mark -         AIM TREASURER'S SERIES TRUST (ATST)
                                   Premier Portfolio
                       Premier U.S. Government Money Portfolio
                             Premier Tax-Exempt Portfolio

                    Annual Report to Shareholders o August 31, 2009

                                      [GRAPHIC]

2      Letters to Shareholders
4      Fund Data
4      Fund Composition by Maturity
5      Fund Objectives and Strategies
6      Schedules of Investments
22     Financial Statements
24     Notes to Financial Statements
30     Financial Highlights
31     Auditor's Report
32     Fund Expenses
33     Approval of Investment Advisory and Sub-Advisory Agreements
37     Tax Information
T-1    Trustees and Officers

Unless otherwise stated, information presented in this report is as of August
31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GURANATEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Institutional
                                     Class of AIM Treasurer's Series Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
         Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   AIM TREASURER'S SERIES TRUST

                                     Dear Fellow Shareholders:

              [CROCKETT              Even as the economy shows some positive momentum toward recovery, please be assured that your
                PHOTO]               Board of Trustees continues to oversee the management of the AIM Funds with careful attention to expenses and performance.

                                        At its June meeting, your Board reviewed and renewed for another year the investment
            Bruce Crockett           advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3   AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                         YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Premier                      0.24%            0.21%          0.25%    21 - 59 days     42 days     $  3.9 billion
Premier
U.S. Government Money        0.16             0.13           0.18     17 - 58 days     37 days        1.6 billion
Premier Tax-Exempt           0.31              N/A           0.32     15 - 30 days     30 days      347.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived certain fees and/or reimbursed certain expenses for Premier and Premier U.S. Government Money, performance would have been lower.
Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

----------------------------------------------------------------------------
IN DAYS, AS OF 8/31/09
----------------------------------------------------------------------------
                                                 PREMIER           PREMIER
                             PREMIER         U.S. GOVERNMENT     TAX-EXEMPT
                         PORTFOLIO(1, 2)   MONEY PORTFOLIO(3)   PORTFOLIO(4)
1-7                             15.6%               50.6%            84.9%
8-30                            34.7                15.3              0.5
31-90                           36.7                21.0              6.1
91-180                          13.0                 9.0              2.2
181+                              --                 4.1              6.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.


4   AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO                                                  PREMIER TAX-EXEMPT PORTFOLIO

Premier Portfolio seeks to provide a high level of current         Premier Tax-Exempt Portfolio seeks to provide a high level of
income, consistent with the preservation of capital and            current income, consistent with the preservation of capital and
maintenance of liquidity.                                          maintenance of liquidity.

   The Fund invests in short-term money market instruments that       The Fund invests in high quality, short-term municipal
blend top-tier, high quality U.S. dollar-denominated               obligations, seeking to provide income exempt from federal
obligations, which include commercial paper, certificates of       taxation. The Fund structure is driven to some extent by the
deposit, master and promissory notes, municipal securities and     supply and availability of municipal securities. Liquidity is
repurchase agreements.                                             managed with daily and weekly variable rate demand notes.

   The Fund continues to hold the highest credit quality rating
(Aaa) given by Moody's, a widely known credit rating agency.
Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

   The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations.

   The Fund continues to hold the highest credit quality rating
(Aaa) given by Moody's, a widely known credit rating agency.
Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5   AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-70.56%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.36%

  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09    $     50,000    $   49,894,445
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     10/15/09          34,000        33,987,533
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     10/28/09          50,000        49,976,250
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10          75,000        74,865,833
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10          40,000        39,925,333
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.43%     12/30/09          50,000        49,928,334
===========================================================================================================
                                                                                                298,577,728
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-8.09%

  Amsterdam Funding Corp.(b)                           0.33%     09/04/09          50,000        49,998,625
-----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.30%     09/11/09          69,310        69,304,224
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.24%     09/08/09          90,000        89,995,800
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.30%     10/19/09          50,000        49,980,000
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.21%     09/18/09          49,000        48,995,141
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          20,000        19,993,500
===========================================================================================================
                                                                                                328,267,290
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-3.20%

  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.28%     09/18/09          30,000        29,996,033
-----------------------------------------------------------------------------------------------------------
  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.36%     10/05/09          50,051        50,033,983
-----------------------------------------------------------------------------------------------------------
  Straight-A Funding LLC-Series 1, (CEP-Federal
     Financing Bank)(b)                                0.33%     10/19/09          50,000        49,978,000
===========================================================================================================
                                                                                                130,008,016
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.29%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)                                            0.50%     10/27/09         105,000       104,918,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)       0.60%     09/04/09          90,000        89,995,500
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.45%     09/21/09          60,000        59,985,000
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.43%     10/02/09          30,000        29,988,892
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09          49,000        48,995,100
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.25%     09/10/09          25,000        24,998,438
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.25%     09/17/09          42,000        41,995,333
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.35%     10/16/09          55,900        55,875,544
-----------------------------------------------------------------------------------------------------------
  Surrey Funding Corp. (CEP-Barclays Bank
     PLC)(b)(c)                                        0.33%     10/23/09          50,000        49,976,167
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)(b)                              0.28%     10/26/09          50,000        49,978,611
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)(b)                              0.25%     11/24/09          63,644        63,606,874
===========================================================================================================
                                                                                                620,313,792
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.61%

  Chariot Funding LLC/Ltd.(b)                          0.28%     09/08/09          50,000        49,997,278
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.18%     09/02/09          31,003        31,002,845
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.23%     09/16/09          75,000        74,992,812
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.19%     09/17/09          50,000        49,995,778
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Gemini Securitization Corp., LLC(b)                  0.32%     10/05/09    $     50,046    $   50,030,875
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/14/09          84,000        83,992,417
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09          50,000        49,985,750
===========================================================================================================
                                                                                                389,997,755
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-9.10%

  Aspen Funding Corp.(b)                               0.35%     10/13/09          50,051        50,030,562
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                               0.35%     10/15/09          75,000        74,967,917
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09          75,000        74,950,125
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.37%     10/20/09          30,000        29,984,892
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.26%     09/16/09          80,000        79,991,333
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.36%     09/16/09          59,086        59,077,137
===========================================================================================================
                                                                                                369,001,966
===========================================================================================================


DIVERSIFIED BANKS-13.77%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09         124,000       123,820,786
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     01/15/10          45,000        44,926,900
-----------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09          50,000        49,997,667
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.50%     09/16/09          40,000        39,975,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)(c)                           0.22%     09/17/09          50,000        49,995,222
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09          75,000        74,917,125
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09          75,000        74,989,687
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.34%     11/24/09          75,000        74,940,500
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10          25,000        24,965,021
===========================================================================================================
                                                                                                558,527,908
===========================================================================================================


REGIONAL BANKS-4.14%

  Banque et Caisse d'Epargne de l'Etat(b)(c)           0.29%     12/09/09          25,000        24,980,063
-----------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(b)(c)                                    0.31%     12/01/09          50,000        50,001,263
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.37%     02/12/10          43,000        42,927,521
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10          50,000        49,906,111
===========================================================================================================
                                                                                                167,814,958
===========================================================================================================
     Total Commercial Paper (Cost $2,862,509,413)                                             2,862,509,413
===========================================================================================================



CERTIFICATES OF DEPOSIT-16.77%

  Banco Bilbao Vizcaya Argentaria, S.A.                1.23%     09/21/09          25,000        25,000,138
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.23%     09/28/09          50,000        50,000,373
-----------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10          50,000        50,010,543
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09          50,000        50,000,680
-----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.95%     10/14/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland(d)                                0.74%     03/12/10          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                              0.82%     12/16/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09         100,000       100,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09          75,000        75,000,601
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.00%     09/30/09    $     30,000    $   30,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09          25,000        25,000,212
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09          75,000        75,000,000
===========================================================================================================
     Total Certificates of Deposit (Cost
       $680,012,547)                                                                            680,012,547
===========================================================================================================



MEDIUM-TERM NOTES-2.96%

  Barclays Bank PLC(c)                                 0.64%     09/21/09          20,000        20,002,221
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                      0.92%     09/16/09          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                            0.78%     09/08/09          50,000        50,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $120,002,221)                                                120,002,221
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.23%

FEDERAL HOME LOAN BANK (FHLB)-1.23%

  Unsec. Floating Rate Bonds(d) (Cost $50,000,000)     0.30%     05/21/10          50,000        50,000,000
===========================================================================================================



VARIABLE RATE DEMAND NOTES-0.39%(e)

LETTER OF CREDIT ENHANCED-0.39%(f)

  Atlanticare Health Services, Inc.; Series 2003,
     VRD Taxable Bonds (LOC-Well Fargo Bank, N.A.)
     (Cost $15,875,000)                                0.40%     10/01/33          15,875        15,875,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-91.91% (Cost $3,728,399,181)                                                    3,728,399,181
===========================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-8.05%(g)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09     106,824,538       106,823,648
-----------------------------------------------------------------------------------------------------------
  BNP Paribas, Agreement dated 08/31/09, maturing
     value $100,000,917 (collateralized by a
     Corporate obligation valued at $105,000,000;
     6.63%-10.50%, 07/15/11-12/15/11)(c)               0.33%     09/01/09     100,000,917       100,000,000
-----------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09     119,937,844       119,937,111
===========================================================================================================
     Total Repurchase Agreements (Cost
       $326,760,759)                                                                            326,760,759
===========================================================================================================
TOTAL INVESTMENTS-99.96% (Cost
  $4,055,159,940)(h)(i)                                                                       4,055,159,940
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                               1,578,073
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,056,738,013
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $2,467,806,080, which represented 60.83% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.8%; Netherlands: 10.7%; France: 9%; Spain: 6%; other countries less than 5% each: 2.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

PREMIER PORTFOLIO



(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITY                                                                             PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Toronto-Dominion Bank                                                                  5.1%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-62.00%

FEDERAL FARM CREDIT BANK (FFCB)-6.41%

  Disc. Notes(a)                                       0.50%     03/30/10    $     10,000    $    9,970,833
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.32%     12/21/09          10,000         9,958,106
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09          35,000        34,963,217
===========================================================================================================
                                                                                                104,892,156
===========================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-22.66%

  Unsec. Bonds                                         5.25%     09/11/09          17,600        17,622,560
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.45%     11/24/09          16,200        16,200,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10          15,000        14,996,652
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10          10,000         9,998,712
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10          10,000        10,024,703
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10          10,000        10,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10          25,000        24,977,208
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09          15,000        14,990,400
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09           5,000         4,997,097
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09          25,000        24,989,063
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09          10,000         9,985,719
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10          10,000         9,987,686
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10          20,000        19,976,311
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10           5,164         5,147,062
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.65%     09/10/09          17,050        17,052,052
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09          10,000        10,005,379
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09          10,000        10,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10          20,000        20,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10          50,000        50,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10          25,000        24,998,391
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09          30,000        29,988,719
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09          15,000        14,998,593
===========================================================================================================
                                                                                                370,936,307
===========================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-17.65%

  Unsec. Disc. Notes(a)                                0.41%     09/08/09          20,050        20,048,402
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/14/09           5,000         4,998,736
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           5,428         5,425,889
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09          25,000        24,995,313
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09          20,000        19,995,278
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09          20,000        19,993,700
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09          10,000         9,996,667
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09          27,112        27,102,405
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Disc. Notes(a)                                0.53%     11/09/09    $     23,500    $   23,476,128
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10           7,700         7,691,256
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10          10,000         9,981,333
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10           7,000         6,978,178
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09          11,000        10,999,479
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09          10,000         9,998,705
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.21%     10/19/09          10,000         9,999,902
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09          25,000        24,973,234
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10          25,000        25,000,000
-----------------------------------------------------------------------------------------------------------
  Series M006, Class A, Taxable Multi-Family VRD
     Ctfs.(c)                                          1.60%     10/15/45          27,282        27,281,656
===========================================================================================================
                                                                                                288,936,261
===========================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-15.10%

  Sr. Unsec. Global Notes                              3.25%     02/10/10           9,100         9,213,782
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.40%     09/01/09          16,300        16,300,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09           5,000         4,984,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09          25,000        24,987,847
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09          16,854        16,843,326
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09          10,000         9,974,167
-----------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10           5,000         4,993,864
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10          40,000        39,988,091
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.39%     10/07/09          35,000        34,999,650
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09          75,000        75,015,377
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09          10,000        10,000,000
===========================================================================================================
                                                                                                247,300,104
===========================================================================================================


OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

  Gtd. Bonds                                           0.23%     03/15/19           3,000         3,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $1,015,064,828)                                                       1,015,064,828
===========================================================================================================



U.S. TREASURY BILLS-3.36%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09           5,000         4,997,201
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09          10,000         9,993,900
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09          25,000        24,983,531
-----------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09          15,000        14,987,292
===========================================================================================================
     Total U.S. Treasury Bills (Cost $54,961,924)                                                54,961,924
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-65.36% (Cost $1,070,026,752)                                                    1,070,026,752
===========================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-34.60%(d)

  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09      50,028,750        50,000,000
-----------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09      50,008,889        50,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $191,347,383    $  191,346,214
-----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09     150,000,917       150,000,000
-----------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09      50,009,236        50,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09      75,013,333        75,000,000
===========================================================================================================
     Total Repurchase Agreements (Cost
       $566,346,214)                                                                            566,346,214
===========================================================================================================
TOTAL INVESTMENTS-99.96% (Cost $1,636,372,966)(e)                                             1,636,372,966
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                 638,160
===========================================================================================================
NET ASSETS-100.00%                                                                           $1,637,011,126
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

PREMIER TAX-EXEMPT PORTFOLIO




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-102.08%

ALABAMA-2.34%

  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.48%     10/01/32     $ 3,783     $  3,783,000
------------------------------------------------------------------------------------------------------
  Geneva (County of) Industrial Development Board
     (Brooks AG Co., Inc.); Series 2002, VRD RB
     (CEP-Federal Home Loan Bank of Atlanta)(a)(b)     0.69%     03/01/14       1,820        1,820,000
------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(c)                                        0.54%     07/01/15       3,120        3,120,000
======================================================================================================
                                                                                             8,723,000
======================================================================================================


ALASKA-0.20%

  Alaska (State of) Industrial Development &
     Export Authority (Providence Health System);
     Series 2003 C, RB                                 5.00%     10/01/09         750          752,311
======================================================================================================


ARIZONA-3.96%

  Apache (County of) Industrial Development
     Authority (Tucson Electric Power Company-
     Springerville); Series 1983 B, VRD IDR
     (LOC-Bank of Newyork Mellon)(a)(c)                0.40%     12/15/18       8,900        8,900,000
------------------------------------------------------------------------------------------------------
  Glendale (City of); Series 2000, Limited Tax
     GO(d)(e)                                          5.38%     07/01/10         500          519,728
------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.34%     10/01/25       5,305        5,305,000
======================================================================================================
                                                                                            14,724,728
======================================================================================================


COLORADO-9.21%

  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.46%     04/01/24       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, RB(b)                                          3.75%     11/10/09         900          903,831
------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(c)                                 0.37%     11/01/28       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       1.42%     09/01/21         175          175,000
------------------------------------------------------------------------------------------------------
  EagleBend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(c)                                       0.39%     07/01/21       4,880        4,880,000
------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     VRD Special RB (LOC-BNP Paribas)(a)(c)(f)         0.39%     12/01/30      24,625       24,625,000
======================================================================================================
                                                                                            34,283,831
======================================================================================================


DELAWARE-0.94%

  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     11/01/22       3,495        3,495,000
======================================================================================================


FLORIDA-2.87%

  Boca Raton (City of); Series 2009, Ref. Water
     and Sewer RB                                      4.00%     10/01/09         305          305,805
------------------------------------------------------------------------------------------------------
  Jacksonville (City of) (Edward Waters College,
     Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     10/01/21       1,340        1,340,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(g)                                    0.48%     08/01/20       2,295        2,295,000
------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Housing Finance
     Authority (Azalea Place Apartments); Series
     1999 A, VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(a)(b)(g)                          0.43%     12/01/32       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     11/01/15       3,760        3,760,000
======================================================================================================
                                                                                            10,700,805
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
GEORGIA-4.94%

  Atlanta (City of) Housing Authority (Villages of
     East Lake Phase II); Series 1999, VRD MFH RB
     (LOC-Bank of America, N.A.)(a)(b)(c)(g)           0.55%     01/01/29     $ 1,400     $  1,400,000
------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Federation, Inc.); Series
     1996, VRD RB (LOC-Wells Fargo, N.A.)(a)(c)        0.48%     08/01/21       1,005        1,005,000
------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(g)             0.48%     04/01/24       2,575        2,575,000
------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Gardner Denver Machinery Inc.); Series 1998,
     VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(c)(g)          0.51%     03/01/18       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Friends of High Meadows, Inc.); Series 2000,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     01/01/20       2,325        2,325,000
------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     06/01/17       4,225        4,225,000
------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments); Series 1994, Ref. VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.34%     07/01/24       1,200        1,200,000
------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     11/01/27       1,660        1,660,000
------------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(c)(f)         0.82%     02/01/15       2,000        2,000,000
======================================================================================================
                                                                                            18,390,000
======================================================================================================


IDAHO-0.54%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(f)                                  0.75%     10/01/09       2,000        2,000,000
======================================================================================================


ILLINOIS-9.75%

  Arcola (City of) (Herff Jones, Inc.) Series
     1994, VRD IDR (LOC-PNC Bank,
     N.A.)(a)(b)(c)(g)                                 0.75%     06/01/19       3,500        3,500,000
------------------------------------------------------------------------------------------------------
  Aurora (City of), Kane, Dupage, Will & Kendall
     (Counties of) (Diamond Envelope Corp.);
     Series 2007, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.60%     12/01/21       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, VRD MFH RB
     (LOC-Harris N.A.)(a)(b)(c)(g)                     0.78%     03/01/33       2,900        2,900,000
------------------------------------------------------------------------------------------------------
  East Dundee (Village of) (Kreis Tool &
     Manufacturing Co., Inc.); Series 1997, VRD
     IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)      1.42%     06/01/27       1,210        1,210,000
------------------------------------------------------------------------------------------------------
  Fox Valley Park District; Series 2009, Unlimited
     Tax GO                                            2.50%     12/15/09         700          702,503
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Adventist Health System/Sunbelt
     Obligated Group); Series 1999, Hospital
     RB(d)(e)                                          5.50%     11/15/09         900          918,141
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Cloverhill Pastry Vend Corp.);
     Series 1993, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)(c)                              2.12%     12/01/13       1,690        1,690,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(c)                              0.46%     02/01/19       4,290        4,290,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (The Teachers Academy for
     Mathematics & Science); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     02/01/21       2,080        2,080,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (The Lincoln Park Society); Series
     1999, VRD RB (LOC-Citibank N.A.)(a)(c)            0.35%     01/01/29       2,200        2,200,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, VRD RB     0.75%     11/01/30         750          750,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Andre's
     Imaging and Graphics, Inc.); Series 2007,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(c)        0.60%     07/01/27         250          250,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program)
     Series 2009-2010 B, RN (LOC-Harris
     N.A.)(a)(c)(g)                                    0.36%     06/30/10       7,185        7,185,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Metform,
     LLC); Series 2004, VRD IDR (LOC-Bank of
     America, N.A.)(a)(b)(c)                           1.44%     05/01/14         250          250,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Danbury Court Apartments); Series
     2004 B, VRD MFH RB (CEP-Federal Home Loan
     Bank of Indianapolis)(a)(b)(c)                    0.60%     12/01/39         990          990,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Metropolitan Pier and Exposition Authority;
     Series 1999 A, Ref. RB(d)(e)                      5.75%     12/15/09     $   600     $    614,911
------------------------------------------------------------------------------------------------------
  Romeoville (Village of) (Metropolitan
     Industries, Inc.); Series 1997, VRD IDR
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     04/01/22       1,750        1,750,000
======================================================================================================
                                                                                            36,280,555
======================================================================================================


INDIANA-10.43%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(b)(c)                     2.50%     12/01/23       1,225        1,225,000
------------------------------------------------------------------------------------------------------
  Columbus (City of) (Arbors at Waters Edge
     Apartments); Series 2004, VRD Economic
     Development RB (CEP-Federal Home Loan Bank of
     Cincinnati)(a)(b)                                 0.42%     11/01/36       2,645        2,645,000
------------------------------------------------------------------------------------------------------
  Franklin (County of) (Sisters of St. Francis of
     Oldenburg, Inc.); Series 1998, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.82%     12/01/18       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Huntington (City of) (Huntington University,
     Inc.); Series 2007, Ref. VRD Economic
     Development Revenue and Improvement Bonds
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     08/01/37       6,800        6,800,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.);
     Series 1998, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     01/01/24       4,300        4,300,000
------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(c)                                 0.82%     01/01/29       1,300        1,300,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facilities Financing
     Authority (Charity Obligated Group); Series
     1999 D, Hospital RB(d)(e)                         5.25%     11/15/09       4,000        4,079,438
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Capital Access Designated Pool);
     Series 2000, VRD RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.43%     01/01/20         600          600,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.82%     02/01/25       2,295        2,295,000
------------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, VRD
     MFH RB (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(b)                               0.74%     01/01/29         723          723,000
------------------------------------------------------------------------------------------------------
  Indiana University (Trustees of); Series 2008 A,
     Indiana University Consolidated RB                5.00%     06/01/10         975        1,007,242
------------------------------------------------------------------------------------------------------
  Knox (City of) (J.W. Hicks, Inc.); Series 2005
     A, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)(c)                                    0.78%     03/01/22       1,840        1,840,000
------------------------------------------------------------------------------------------------------
  Kokomo (City of) (Village Community Partners IV,
     L.P.); Series 1995, VRD Economic Development
     RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(c)                            0.64%     06/01/30       1,140        1,140,000
------------------------------------------------------------------------------------------------------
  La Porte (City of) (Alpha Baking Co., Inc.);
     Series 2001, Ref. VRD Economic Development RB
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     11/01/18       2,130        2,130,000
------------------------------------------------------------------------------------------------------
  Noblesville (City of) (Princeton Lakes
     Apartments);
     Series 2003 A, VRD Economic Development RB
     (LOC-Bank of America, N.A.)(a)(b)(c)              0.60%     06/01/38       5,669        5,669,000
------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Economic Development RB
     (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(b)                               0.60%     06/01/38       1,072        1,072,000
------------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B, VRD
     Economic Development RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)                  0.75%     08/01/30         602          602,000
======================================================================================================
                                                                                            38,827,680
======================================================================================================


IOWA-0.16%

  Sac (County of) (EVAPCO, Inc.); Series 2000, VRD
     IDR (LOC-Bank of America, N.A.)(a)(b)(c)          0.60%     07/01/16         600          600,000
======================================================================================================


KANSAS-2.44%

  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments) Series
     2009 D, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)(b)                        0.40%     04/01/44       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(c)                                       0.63%     12/01/09       5,390        5,390,000
------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Simmons Co.); Series 1996,
     Private Activity VRD RB (LOC-Deutsche Bank
     A.G.)(b)(c)(f)(g)                                 0.58%     12/01/16       1,190        1,190,000
======================================================================================================
                                                                                             9,080,000
======================================================================================================


KENTUCKY-0.03%

  Kentucky (State of) Rural Economic Development
     Authority (P.B. & S. Chemical Co., Inc.);
     Series 1990, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.91%     09/01/10         100          100,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
MAINE-0.23%

  Gorham (Town of) (Pettingill Group, LLC) Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.65%     04/01/24     $   875     $    875,000
======================================================================================================


MARYLAND-1.17%

  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09       2,400        2,400,000
------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Republic Services, Inc.);
     Series 2000, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(c)              0.55%     09/01/20       1,180        1,180,000
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (North Arundel Hospital
     Association, Inc.) Series 2000, RB(d)(e)          6.50%     07/01/10         500          529,346
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Corp.); Series 2000, RB(d)(e)      6.75%     07/01/10         250          264,997
======================================================================================================
                                                                                             4,374,343
======================================================================================================


MASSACHUSETTS-1.64%

  Massachusetts (State of) Development Finance
     Agency (Hi-Tech Mold & Tool, Inc.); Series
     1998, VRD IDR (LOC-TD Bank, N.A.)(a)(b)(c)        0.57%     06/01/18       1,100        1,100,000
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(c)                                          0.40%     10/06/09       5,000        5,000,000
======================================================================================================
                                                                                             6,100,000
======================================================================================================


MICHIGAN-2.69%

  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, VRD MFH RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)                  0.75%     07/01/32         250          250,000
------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Camac, LLC);
     Series 1998, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(c)          1.42%     08/01/28         200          200,000
------------------------------------------------------------------------------------------------------
  West Bloomfield School District; Series 2000,
     Unlimited Tax School Building and Sites
     GO(d)(e)                                          5.70%     05/01/10         650          671,441
------------------------------------------------------------------------------------------------------
  West Shore Medical Center; Series 2001, VRD
     Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.67%     04/01/22       8,890        8,890,000
======================================================================================================
                                                                                            10,011,441
======================================================================================================


MINNESOTA-1.73%

  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Unlimited
     Tax Aid Anticipation Ctfs. of Indebtedness GO     1.25%     09/30/10       1,000        1,006,720
------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Unlimited Tax Aid Anticipation Ctfs. of
     Indebtedness GO                                   1.50%     09/10/10       1,450        1,462,963
------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,250        1,268,836
------------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, Ref. VRD IDR
     (LOC-Harris N.A.)(a)(b)(c)                        0.78%     06/01/11       2,700        2,700,000
======================================================================================================
                                                                                             6,438,519
======================================================================================================


MISSISSIPPI-0.40%

  Jackson (County of); Series 1994, Ref. Unlimited
     Tax VRD Water System GO (CEP-Chevron
     Corp.)(a)                                         0.46%     11/01/24       1,500        1,500,000
======================================================================================================


MISSOURI-3.05%

  Kansas (City of) Industrial Development
     Authority (Crooked Creek Apartments Phase
     II); Series 2004 A, VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(b)(c)                           0.60%     09/01/39       1,995        1,995,000
------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.50%     12/01/19       3,520        3,520,000
------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(g)                                    0.39%     12/01/15       3,950        3,950,000
------------------------------------------------------------------------------------------------------
  Wright City (City of) (Watlow Process Systems);
     Series 2002, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)                                    0.58%     04/01/32       1,900        1,900,000
======================================================================================================
                                                                                            11,365,000
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
NEVADA-0.37%

  Henderson (City of) (Catholic Healthcare West);
     Series 1999 A, Health Facility RB(d)(e)           6.75%     07/01/10     $   440     $    466,394
------------------------------------------------------------------------------------------------------
  Nevada (State of) Housing Division (Golden
     Apartments); Series 2007, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(b)      0.80%     10/01/37         900          900,000
======================================================================================================
                                                                                             1,366,394
======================================================================================================


NEW HAMPSHIRE-2.55%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(c)                         0.33%     10/01/36       3,350        3,350,000
------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (Foundation for Seacoast Health);
     Series 1998 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(c)                                       0.48%     06/01/28       4,250        4,250,000
------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (Keeney Manufacturing Co., Inc.);
     Series 1999, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.62%     11/01/19       1,880        1,880,000
======================================================================================================
                                                                                             9,480,000
======================================================================================================


NEW JERSEY-0.66%

  Cape May (County of); Unlimited Tax GO               4.00%     07/15/10         800          824,221
------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Institute of Electrical and
     Electronics Engineers, Inc.); Series 2001 B,
     VRD Economic Development RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)                                 0.43%     04/01/14       1,650        1,650,000
======================================================================================================
                                                                                             2,474,221
======================================================================================================


NEW MEXICO-0.11%

  Albuquerque (City of) (CVI Laser Corp.); Series
     1998, VRD IDR (LOC-Bank of America,
     N.A.)(a)(b)(c)(g)                                 0.60%     06/01/18         400          400,000
======================================================================================================


NORTH CAROLINA-4.88%

  Cabaruss (County of) Industrial Facilities and
     Pollution Control Financing Authority (Cannon
     Memorial YMCA); Series 2002, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     08/01/23       1,680        1,680,000
------------------------------------------------------------------------------------------------------
  Mecklenburg (County of) Industrial Facilities
     and Pollution Control Financing Authority
     (Southern Steel Co., LLC); Series 2002, VRD
     IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)         0.58%     03/02/15       2,850        2,850,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Montessori School of Raleigh,
     Inc.); Series 2003, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)                                 0.48%     10/01/17       1,495        1,495,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1999, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     07/01/19       2,005        2,005,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.50%     07/01/31       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(c)                                       0.48%     08/01/23       1,825        1,825,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     1998, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)                0.48%     10/01/18       1,805        1,805,000
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Depaul Community Facilities,
     Inc.); Series 1999, First Mortgage Health
     Care Facilities RB(d)(e)                          7.63%     11/01/09       2,000        2,055,077
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The McDowell Hospital, Inc.);
     Series 1999, Ref. VRD Hospital RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     05/15/16       1,255        1,255,000
------------------------------------------------------------------------------------------------------
  Winston-Salem (City of) (Northeast Winston
     Ventures LP); Series 1997 A, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)(c)             0.60%     11/01/27       1,790        1,790,000
======================================================================================================
                                                                                            18,160,077
======================================================================================================


NORTH DAKOTA-0.71%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(c)                                       0.47%     12/01/14       2,655        2,655,000
======================================================================================================


OHIO-4.50%

  Cleveland (City of) Municipal School District;
     Series 2008, Unlimited Tax School Improvement
     BAN                                               2.50%     09/30/09       2,000        2,002,131
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Cuyahoga (County of) (Judson Retirement
     Community); Series 2000, Ref. VRD Health Care
     Facilities RB (LOC-PNC Bank, N.A.)(a)(c)          0.63%     11/15/19     $   370     $    370,000
------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, Unlimited Tax School Construction BAN       2.00%     10/15/09         750          751,217
------------------------------------------------------------------------------------------------------
  Franklin (County of) (Golf Pointe Apartments);
     Series 2000 B, VRD MFH RB (CEP-Federal Home
     Loan Bank of Indianapolis)(a)(b)(g)               0.75%     01/01/34         370          370,000
------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.47%     12/01/32       8,000        8,000,000
------------------------------------------------------------------------------------------------------
  Ohio (State of) (Buckeye Savers Bond); Series L,
     Highway Capital Improvement Unlimited Tax GO      3.50%     05/01/10         150          152,777
------------------------------------------------------------------------------------------------------
  Ohio (State of);
     Series 1999 A, Common Schools Capital
     Facilities Unlimited Tax GO(d)(e)                 5.75%     02/01/10         500          515,742
------------------------------------------------------------------------------------------------------
     Series 2001 A, Common Schools Capital
     Facilities Unlimited Tax GO(d)(e)                 4.75%     06/15/10       1,550        1,601,011
------------------------------------------------------------------------------------------------------
     Series 2001 F, Highway Capital Improvement
     Unlimited Tax GO                                  4.13%     05/01/10         500          511,137
------------------------------------------------------------------------------------------------------
     Series 2001 II A, Higher Education Capital
     Facilities RB                                     5.50%     12/01/09         940          951,482
------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District; Series
     2009 A, Unlimited Tax School Improvement BAN
     GO                                                1.50%     03/01/10       1,500        1,505,542
======================================================================================================
                                                                                            16,731,039
======================================================================================================


OKLAHOMA-1.29%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.30%     07/15/30       4,000        4,000,000
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(c)                 0.49%     06/01/11         800          800,000
======================================================================================================
                                                                                             4,800,000
======================================================================================================


OREGON-0.91%

  Marion (County of) Housing Authority (Residence
     at Marion Estates); Series 1997, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(c)                    0.62%     07/01/27       2,110        2,110,000
------------------------------------------------------------------------------------------------------
  Portland (City of) (Central City Streetcar
     Project); Series 2009 A, Limited Tax Ref. RB      1.00%     04/01/10       1,260        1,262,913
======================================================================================================
                                                                                             3,372,913
======================================================================================================


PENNSYLVANIA-3.34%

  Chester (County of) Health and Education
     Facilities Authority (Simpson Meadows);
     Series 2000, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     10/01/30       2,545        2,545,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Greene Towne School,
     Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.39%     12/01/25         700          700,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Laurel Highlands
     Foundation, Inc.); Series 2007 C-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     08/01/22         425          425,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mainstay Life Services);
     Series 2001 B, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(c)                        0.39%     04/01/18         400          400,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Moshannon Valley
     Economic Development Partnership, Inc.);
     Series 2003 A1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.84%     04/01/17         525          525,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     Indiana Regional Medical Center); Series 2006
     A2, VRD RB (LOC-PNC Bank, N.A.)(a)(c)             0.44%     06/01/11       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Philadelphia Area
     Independent School Business Officers
     Association Financing Program-Plymouth
     Meeting Friends School) Series 2001 C-2, VRD
     Economic Development RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.39%     08/01/26         300          300,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Philadelphia Area
     Independent School Business Officers
     Association Financing Program-The Crefeld
     School); Series 2001 E-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.39%     12/01/26         575          575,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Pennsylvania (State of) Economic Development
     Financing Authority (PMF Industries, Inc.);
     Series 2006 C-2, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.84%     12/01/26     $   625     $    625,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (The Herr Group); Series
     2000 H7, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(c)     0.84%     12/01/21         600          600,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     financing Authority (The Kingsley
     Association); Series 2006 B1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.39%     08/01/26         375          375,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Topwater Investments
     Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(c)                                    0.49%     08/01/35         660          660,000
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(c)                                 0.44%     11/01/18       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Authority for Industrial
     Development (1100 Walnut Associates); VRD
     Commercial Development RB (LOC-PNC Bank,
     N.A.)(a)(c)                                       0.45%     12/01/14       2,200        2,200,000
------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Redevelopment Authority
     (The Presbyterian Home at 58th Street);
     Series 1998, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     07/01/28         495          495,000
======================================================================================================
                                                                                            12,425,000
======================================================================================================


RHODE ISLAND-0.41%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       1,500        1,524,499
======================================================================================================


SOUTH CAROLINA-3.23%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,500        1,517,741
------------------------------------------------------------------------------------------------------
  Greenville (County of) School District; Series
     2009 C, Unlimited Tax GO                          2.00%     06/01/10       2,000        2,022,240
------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Family YMCA of Greater
     Florence); Series 2000, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     06/01/15       1,500        1,500,000
------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       1,490        1,511,987
------------------------------------------------------------------------------------------------------
  Union (City of) Hospital District; Series 2000,
     VRD Healthcare RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)                                       0.48%     09/01/20       5,460        5,460,000
======================================================================================================
                                                                                            12,011,968
======================================================================================================


TENNESSEE-0.53%

  Jackson (City of) Health, Education and Housing
     Facility Board (Union University); Series
     2000, VRD RB (CEP-Federal Home Loan Bank)(a)      0.75%     04/01/15       1,335        1,335,000
------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (L & S, LLC); Series 2001,
     VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(c)                                    0.55%     03/01/26         650          650,000
======================================================================================================
                                                                                             1,985,000
======================================================================================================


TEXAS-7.33%

  Arlington (City of); Series 2005 A, Unlimited
     Tax GO Commercial Paper Notes                     0.40%     10/02/09       2,500        2,500,000
------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC-University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(c)(f)                        1.10%     05/01/35       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Fort Bend (County of); Series 2009, Ref. Limited
     Tax GO Bonds                                      4.00%     03/01/10         205          208,152
------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09       2,000        2,000,000
------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(f)                        0.75%     09/01/09       1,750        1,750,000
------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(f)                        0.72%     11/01/19       1,400        1,400,000
------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New York
     Mellon)(a)(c)                                     1.20%     03/01/33       4,800        4,800,000
------------------------------------------------------------------------------------------------------
  Houston (City of); Series 2009 A, Public
     Improvement Ref. Limited Tax GO                   2.00%     03/01/10       1,700        1,711,322
------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Houston Community College
     System); Series 2009-3356, VRD Limited Tax
     GO(a)(g)(h)                                       0.54%     02/15/12       3,505        3,505,000
------------------------------------------------------------------------------------------------------
  Killeen (City of) Texas; Series 2009, Ref.
     Limited Tax GO                                    1.25%     08/01/10       1,130        1,136,870
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Angelo (City of); Series 2009, Combination
     Tax & Limited Surplus GO RB                       2.00%     02/15/10     $   770     $    773,987
------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008 A, Ref.
     Electric and Gas Systems RB                       5.50%     02/01/10         550          560,226
------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10         900          911,157
------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2005 A, Ref. Unlimited Tax GO
     (CEP-Texas Permanent School Fund)                 3.50%     02/15/10       1,000        1,012,192
======================================================================================================
                                                                                            27,268,906
======================================================================================================


UTAH-0.84%

  Utah (State of) Housing Corp. (Timbergate
     Apartments); Series 2009 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.39%     04/01/42       3,125        3,125,000
======================================================================================================


VERMONT-4.42%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 2006 B,
     VRD Mortgage RB (LOC-Banco Santander,
     S.A.)(a)(c)(f)                                    0.32%     05/01/29      16,455       16,455,000
======================================================================================================


VIRGINIA-0.53%

  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10         470          477,711
------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment and Housing
     Authority (Meredith Realty Ghent Properties,
     LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells
     Fargo Bank, N.A.)(a)(c)                           0.48%     01/01/21       1,490        1,490,000
======================================================================================================
                                                                                             1,967,711
======================================================================================================


WASHINGTON-4.82%

  Lake Tapps Parkway Properties;
     Series 1999 A, VRD Special RB (LOC-U.S. Bank,
     N.A.)(a)(b)(c)                                    0.48%     12/01/19      12,000       12,000,000
------------------------------------------------------------------------------------------------------
     Series 1999 B, VRD Special RB (LOC-U.S. Bank,
     N.A.)(a)(c)                                       0.48%     12/01/19       4,700        4,700,000
------------------------------------------------------------------------------------------------------
  Olympia (Port of) Economic Development Corp.
     (Spring Air Northwest); Series 1998, YRD RB
     (LOC-U.S. Bank, N.A.)(a)(c)                       0.62%     11/01/23       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (LTC Properties, Inc.); Series 1995, MFH VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)(c)                 0.62%     12/01/15         250          250,000
======================================================================================================
                                                                                            17,950,000
======================================================================================================


WEST VIRGINIA-0.11%

  Keyser (City of) (Keyser Associates); Ref. VRD
     IDR (LOC-PNC Bank, N.A.)(a)(c)(g)                 0.39%     07/01/14         400          400,000
======================================================================================================


WISCONSIN-1.82%

  Byron (Town of) (Ocean Spray Cranberries, Inc.)
     Series 1998, Ref. VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(c)(g)                              0.48%     12/01/20       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Campbell (Town of) (Skipperliner Industries
     Inc.); Series 2000, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)(c)                                    0.45%     05/01/20       1,780        1,780,000
------------------------------------------------------------------------------------------------------
  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       1,000        1,004,354
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.48%     08/15/34       1,725        1,725,000
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)             0.82%     07/01/35       1,210        1,210,000
======================================================================================================
                                                                                             6,719,354
======================================================================================================
TOTAL INVESTMENTS-102.08% (Cost
  $379,894,295)(i)(j)                                                                      379,894,295
======================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.08)%                                                       (7,727,151)
======================================================================================================
NET ASSETS-100.00%                                                                        $372,167,144
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
TAN      - Tax Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(b)   Security subject to the alternative minimum tax.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 8%; other countries less than 5% each: 6.7%.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $37,650,000, which represented 10.12% of the Fund's Net Assets.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                14.1%
     ---------------------------------------------------------------------------------------------
     U.S. Bank, N.A.                                                                        9.7
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         8.9
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  8.7
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              8.5
     ---------------------------------------------------------------------------------------------
     BNP Paribas                                                                            8.0
     ---------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corp.                                                       5.3
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                   PREMIER U.S.         PREMIER
                                                                   PREMIER       GOVERNMENT MONEY     TAX-EXEMPT
                                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO
------------------------------------------------------------   --------------    ----------------    ------------

ASSETS:

Investments, at value                                          $3,728,399,181     $1,070,026,752     $379,894,295
------------------------------------------------------------   --------------    ----------------    ------------
Repurchase agreements, at value and cost                          326,760,759        566,346,214               --
============================================================   ==============    ================    ============
     Total investments, at value and cost                       4,055,159,940      1,636,372,966      379,894,295
============================================================   ==============    ================    ============
Receivables for:
  Investments sold                                                         --                 --          545,000
------------------------------------------------------------   --------------    ----------------    ------------
  Fund shares sold                                                     54,891             13,903              710
------------------------------------------------------------   --------------    ----------------    ------------
  Interest                                                          2,299,716            871,678          561,000
------------------------------------------------------------   --------------    ----------------    ------------
  Fund expenses absorbed                                                   --              1,326               --
------------------------------------------------------------   --------------    ----------------    ------------
Investment for trustee deferred compensation and retirement
  plans                                                                    --              8,035               --
------------------------------------------------------------   --------------    ----------------    ------------
Other assets                                                           64,072              3,505            4,094
============================================================   ==============    ================    ============
     Total assets                                               4,057,578,619      1,637,271,413      381,005,099
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


LIABILITIES:

Payables for:
  Investments purchased                                                    --                 --        7,341,475
------------------------------------------------------------   --------------    ----------------    ------------
  Fund shares reacquired                                               12,596              6,564              300
------------------------------------------------------------   --------------    ----------------    ------------
  Amount due custodian                                                     --                 --        1,404,213
------------------------------------------------------------   --------------    ----------------    ------------
  Dividends                                                           826,660            244,756           91,967
------------------------------------------------------------   --------------    ----------------    ------------
  Accrued fees to affiliates                                            1,350                 --               --
------------------------------------------------------------   --------------    ----------------    ------------
Trustee deferred compensation and retirement plans                         --              8,967               --
============================================================   ==============    ================    ============
     Total liabilities                                                840,606            260,287        8,837,955
============================================================   ==============    ================    ============
Net assets applicable to shares outstanding                    $4,056,738,013     $1,637,011,126     $372,167,144
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                                  $4,056,637,961     $1,636,946,640     $372,166,775
------------------------------------------------------------   --------------    ----------------    ------------
Undistributed net investment income                                    53,862             28,451              444
------------------------------------------------------------   --------------    ----------------    ------------
Undistributed net realized gain (loss)                                 46,190             36,035              (75)
============================================================   ==============    ================    ============
                                                               $4,056,738,013     $1,637,011,126     $372,167,144
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============



NET ASSETS:

Investor Class                                                 $   82,809,922     $   31,340,012     $ 25,146,905
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
Institutional Class                                            $3,973,928,091     $1,605,671,114     $347,020,239
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Investor Class                                                     82,802,086         31,339,063       25,147,274
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
Institutional Class                                             3,973,838,410      1,605,635,978      347,019,945
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============
  Net asset value, offering and redemption price per share
     for each class                                            $         1.00     $         1.00     $       1.00
____________________________________________________________   ______________    ________________    ____________
============================================================   ==============    ================    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                 PREMIER U.S.        PREMIER
                                                                  PREMIER      GOVERNMENT MONEY    TAX-EXEMPT
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------   -----------    ----------------    ----------

INVESTMENT INCOME:
Interest                                                        $50,134,831       $10,260,538      $4,125,278
=============================================================   ===========    ================    ==========


EXPENSES:

Advisory fees                                                     9,489,974         3,238,857         753,564
-------------------------------------------------------------   -----------    ----------------    ----------
Treasury Guarantee Program Fee                                    1,275,134           154,698          78,385
=============================================================   ===========    ================    ==========
     Total expenses                                              10,765,108         3,393,555         831,949
=============================================================   ===========    ================    ==========
Less: Fees waived                                                (2,691,604)         (897,559)             --
=============================================================   ===========    ================    ==========
     Net expenses                                                 8,073,504         2,495,996         831,949
=============================================================   ===========    ================    ==========
Net investment income                                            42,061,327         7,764,542       3,293,329
=============================================================   ===========    ================    ==========
Net realized gain from Investment securities*                        46,190            48,892              10
=============================================================   ===========    ================    ==========
Net increase in net assets resulting from operations            $42,107,517       $ 7,813,434      $3,293,339
_____________________________________________________________   ___________    ________________    __________
  ===========================================================   ===========    ================    ==========


* Includes net gains from securities sold to affiliates of $257 for Premier U.S. Government Money Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                              PREMIER U.S. GOVERNMENT        PREMIER TAX-EXEMPT
                                                  PREMIER PORTFOLIO               MONEY PORTFOLIO                 PORTFOLIO
                                           ------------------------------  ----------------------------  --------------------------
                                             AUGUST 31,      AUGUST 31,      AUGUST 31,     AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                2009            2008            2009           2008          2009          2008
----------------------------------------   ------------------------------  ----------------------------  --------------------------

OPERATIONS:

  Net investment income                    $   42,061,327  $  171,607,681  $    7,764,542  $  8,513,610  $  3,293,329  $  3,787,289
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Net realized gain (loss)                         46,190          34,347          48,892       (12,857)           10           215
========================================   ==============================  ============================  ==========================
     Net increase in net assets
       resulting from operations               42,107,517     171,642,028       7,813,434     8,500,753     3,293,339     3,787,504
========================================   ==============================  ============================  ==========================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:



  Investor Class                               (1,173,025)     (4,208,224)       (273,113)     (967,487)     (294,166)     (570,414)
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Institutional Class                         (40,888,302)   (167,399,457)     (7,491,429)   (7,546,123)   (2,999,163)   (3,216,875)
========================================   ==============================  ============================  ==========================
     Total distributions from net
       investment income                      (42,061,327)   (171,607,681)     (7,764,542)   (8,513,610)   (3,293,329)   (3,787,289)
========================================   ==============================  ============================  ==========================


SHARE TRANSACTIONS-NET:



  Investor Class                              (25,819,867)     (7,016,514)      1,872,605    (1,107,149)      707,286     5,521,137
----------------------------------------   ------------------------------  ----------------------------  --------------------------
  Institutional Class                        (546,257,104)    680,091,754   1,155,205,117   440,135,455    84,938,181   211,635,293
========================================   ==============================  ============================  ==========================
     Net increase (decrease) in net
       assets resulting from share
       transactions                          (572,076,971)    673,075,240   1,157,077,722   439,028,306    85,645,467   217,156,430
========================================   ==============================  ============================  ==========================
     Net increase (decrease) in net
       assets                                (572,030,781)    673,109,587   1,157,126,614   439,015,449    85,645,477   217,156,645
========================================   ==============================  ============================  ==========================


NET ASSETS:



  Beginning of year                         4,628,768,794   3,955,659,207     479,884,512    40,869,063   286,521,667    69,365,022
========================================   ==============================  ============================  ==========================
  End of year*                             $4,056,738,013  $4,628,768,794  $1,637,011,126  $479,884,512  $372,167,144  $286,521,667
========================================   ==============================  ============================  ==========================

  * Includes accumulated undistributed
     net investment income                 $       53,862  $       53,862  $       28,451  $     28,451  $        444  $        444
________________________________________   ______________________________  ____________________________  __________________________
  ======================================   ==============================  ============================  ==========================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


24        AIM TREASURER'S SERIES TRUST

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment

25        AIM TREASURER'S SERIES TRUST

      Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (iii) the cost of participating in the United States Treasury Temporary Guarantee Program; and (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio                                                                    $2,691,604
-----------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                                 897,559
-----------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio Short-Term Investments                            $--       $4,055,159,940       $--       $4,055,159,940
---------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio Short-Term
  Investments                                                        --        1,636,372,966        --        1,636,372,966
---------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio Short-Term Investments                  --          379,894,295        --          379,894,295
---------------------------------------------------------------------------------------------------------------------------





26        AIM TREASURER'S SERIES TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                               SECURITIES                                 NET
                                                                PURCHASES      SECURITIES SALES     REALIZED GAINS
------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                             $113,057,321       $ (43,048,112)          $ --
------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                          4,999,972                  --            257
------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                   591,682,678        (408,853,090)            --
------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2009 and 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Premier Portfolio                                                       $42,061,327         $171,607,681
---------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                   7,764,542            8,513,610
---------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio -- Tax-Exempt                                3,293,329            3,787,289
---------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                            TEMPORARY
                        UNDISTRIBUTED        BOOK/TAX      CAPITAL LOSS          SHARES OF               TOTAL
                       ORDINARY INCOME     DIFFERENCES     CARRYFORWARD     BENEFICIAL INTEREST       NET ASSETS
------------------------------------------------------------------------------------------------------------------
Premier Portfolio          $100,052          $    --           $ --            $4,056,637,961       $4,056,738,013
------------------------------------------------------------------------------------------------------------------
Premier U.S.
  Government Money
  Portfolio                  72,277           (7,791)                           1,636,946,640        1,637,011,126
------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt
  Portfolio                     444               --            (75)              372,166,775          372,167,144
------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The following Fund utilized capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes as follows:

                                                                                   CAPITAL LOSS
                                                                              CARRYFORWARD UTILIZED
---------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $10
---------------------------------------------------------------------------------------------------





27        AIM TREASURER'S SERIES TRUST

  The following Fund listed below has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                      2012*
-------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $75
-------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                     -----------------------------------------------------------------------------
                                                                    2009(a)                                   2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          47,633,427     $     47,633,427          68,043,146     $     68,043,146
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 24,531,054,932       24,531,054,932      32,349,183,017       32,349,183,017
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                           1,099,467            1,099,467           3,989,858            3,989,858
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     16,096,073           16,096,073          66,655,685           66,655,685
==================================================================================================================================
Reacquired:
  Investor Class                                         (74,552,761)         (74,552,761)        (79,049,518)         (79,049,518)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (25,093,408,109)     (25,093,408,109)    (31,735,746,948)     (31,735,746,948)
==================================================================================================================================
     Net increase (decrease) in share activity          (572,076,971)    $   (572,076,971)        673,075,240     $    673,075,240
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco AIM.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       -------------------------------------------------------------------------
                                                                     2009(a)                                 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           28,241,195     $    28,241,195         12,258,798     $    12,258,798
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   5,960,891,705       5,960,891,705      1,557,906,977       1,557,906,977
================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                              262,544             262,544            935,876             935,876
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       3,642,356           3,642,356          3,740,670           3,740,670
================================================================================================================================
Reacquired:
  Investor Class                                          (26,631,134)        (26,631,134)       (14,301,823)        (14,301,823)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (4,809,328,944)     (4,809,328,944)    (1,121,512,192)     (1,121,512,192)
================================================================================================================================
     Net increase in share activity                     1,157,077,722     $ 1,157,077,722        439,028,306     $   439,028,306
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


28        AIM TREASURER'S SERIES TRUST

PREMIER TAX-EXEMPT PORTFOLIO


                                                                              SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------
                                                                      2009(a)                             2008
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            29,004,073     $  29,004,073       27,617,117     $  27,617,117
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      751,825,717       751,825,717      670,891,517       670,891,517
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               270,951           270,951          555,280           555,280
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,010,446         3,010,446        2,779,671         2,779,671
===========================================================================================================================
Reacquired:
  Investor Class                                           (28,567,738)      (28,567,738)     (22,651,260)      (22,651,260)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (669,897,982)     (669,897,982)    (462,035,895)     (462,035,895)
===========================================================================================================================
     Net increase in share activity                         85,645,467     $  85,645,467      217,156,430     $ 217,156,430
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



29        AIM TREASURER'S SERIES TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                               INSTITUTIONAL CLASS


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/09          $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       1.21%     $3,973,928
Year ended 08/31/08           1.00        0.04          0.00         0.04       (0.04)       1.00       3.80       4,520,142
Year ended 08/31/07           1.00        0.05         (0.00)        0.05       (0.05)       1.00       5.35       3,840,017
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)       1.00       4.54       2,556,378
Year ended 08/31/05(d)        1.00        0.01            --         0.01       (0.01)       1.00       1.51         364,108
------------------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Year ended 08/31/09           1.00        0.01(b)       0.00         0.01       (0.01)       1.00       0.83       1,605,671
Year ended 08/31/08           1.00        0.03         (0.00)        0.03       (0.03)       1.00       3.29         450,419
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)       1.00       5.25          10,300
Year ended 08/31/06(d)        1.00        0.01            --         0.01       (0.01)       1.00       0.90              25
------------------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Year ended 08/31/09           1.00        0.01(b)       0.00         0.01       (0.01)       1.00       1.13         347,020
Year ended 08/31/08           1.00        0.03          0.00         0.03       (0.03)       1.00       2.66         262,081
Year ended 08/31/07           1.00        0.03            --         0.03       (0.03)       1.00       3.53          50,445
Year ended 08/31/06           1.00        0.03            --         0.03       (0.03)       1.00       3.04           7,707
Year ended 08/31/05(d)        1.00        0.01            --         0.01       (0.01)       1.00       1.15           9,422
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                               ABSORBED          ABSORBED      NET ASSETS
--------------------------------------------------------------------------
PREMIER PORTFOLIO
Year ended 08/31/09              0.21%(c)          0.28%(c)       1.11%(c)
Year ended 08/31/08              0.17              0.25           3.62
Year ended 08/31/07              0.17              0.25           5.23
Year ended 08/31/06              0.17              0.25           4.74
Year ended 08/31/05(d)           0.17(e)           0.25(e)        2.37(e)
--------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Year ended 08/31/09              0.19(c)           0.26(c)        0.60(c)
Year ended 08/31/08              0.17              0.25           2.60
Year ended 08/31/07              0.17              0.25           5.13
Year ended 08/31/06(d)           0.17(e)           0.25(e)        4.34(e)
--------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Year ended 08/31/09              0.28(c)           0.28(c)        1.09(c)
Year ended 08/31/08              0.25              0.25           2.48
Year ended 08/31/07              0.25              0.25           3.46
Year ended 08/31/06              0.25              0.25           2.99
Year ended 08/31/05(d)           0.25(e)           0.25(e)        1.88(e)
__________________________________________________________________________
==========================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $3,703,222, $1,263,647, and $275,649 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d) Commencement date of February 25, 2005 for Premier Portfolio and Premier Tax-Exempt Portfolio, and June 28, 2006 for Premier U.S. Government Money Portfolio.
(e)  Annualized.



30        AIM TREASURER'S SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Institutional Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the three portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



31        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009, through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE
                                                    ACTUAL                     EXPENSES)
                                          ------------------------------------------------------
                             BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
      INSTITUTIONAL        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS              (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
------------------------------------------------------------------------------------------------------------
Premier Portfolio            $1,000.00      $1,002.60       $1.11       $1,024.10       $1.12        0.22%
------------------------------------------------------------------------------------------------------------
Premier U.S. Government
  Money Portfolio             1,000.00       1,001.50        1.01        1,024.20        1.02        0.20
------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt
  Portfolio                   1,000.00       1,002.20        1.36        1,023.84        1.38        0.25
------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009, through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees equal to 0.03% of average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, effective May 1, 2009 for Premier U. S. Government Money Fund and effective September 19, 2009 for Premier Portfolio and Premier Tax-Exempt Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended on the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.22% and 0.25% for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated annualized expense ratios remained the same for Premier U.S. Government Money Portfolio.
(4) The actual expenses paid restated as if the changes discussed above, in footnote 3, had been in effect throughout the entire most recent fiscal half year are $1.26 and $1.11 for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated actual expenses paid remained the same for Premier U.S. Government Money Portfolio
(5) Hypothetical expenses are equal to the annualized expense ratio indicated in the table above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above, in footnote 3, had been in effect throughout the entire most recent fiscal half year period are $1.28 and $1.12 for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively. Restated hypothetical expenses remained the same for Premier U.S. Government Money Portfolio


32        AIM TREASURER'S SERIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(PREMIER PORTFOLIO, PREMIER U.S. GOVERNMENT MONEY PORTFOLIO AND PREMIER TAX-EXEMPT PORTFOLIO)

The Board of Trustees (the Board) of AIM     managers for their assigned funds and        and reasonableness of each Fund's
Treasurer's Series Trust (the Trust) is      other members of management and review       investment advisory agreement and, if
required under the Investment Company Act    with these individuals the performance,      applicable, sub-advisory contracts. The
of 1940 to approve annually the renewal of   investment objective(s), policies,           Board considered all of the information
each series portfolio of the Trust's         strategies and limitations of these funds.   provided to them, including information
(each, a Fund) investment advisory                                                        provided at their meetings throughout the
agreement with Invesco Aim Advisors, Inc.       In addition to their meetings             year as part of their ongoing oversight of
(Invesco Aim) and the renewal of the         throughout the year, the Sub-Committees      such Fund, and did not identify any
Master Intergroup Sub-Advisory Contract      meet at designated contract renewal          particular factor that was controlling.
for Mutual Funds (the sub-advisory           meetings each year to conduct an in-depth    Each Trustee may have evaluated the
contracts) with Invesco Asset Management     review of the performance, fees, expenses,   information provided differently from
Deutschland GmbH, Invesco Asset Management   and other matters related to their           another Trustee and attributed different
Limited, Invesco Asset Management (Japan)    assigned funds. During the contract          weight to the various factors. The
Limited, Invesco Australia Limited,          renewal process, the Trustees receive        Trustees recognized that the advisory
Invesco Global Asset Management (N.A.),      comparative performance and fee data         arrangements and resulting advisory fees
Inc., Invesco Hong Kong Limited, Invesco     regarding the AIM Funds prepared by an       for each Fund and the other AIM Funds are
Institutional (N.A.), Inc., Invesco Senior   independent company, Lipper, Inc.            the result of years of review and
Secured Management, Inc. and Invesco         (Lipper), under the direction and            negotiation between the Trustees and
Trimark Ltd. (collectively, the Affiliated   supervision of the Senior Officer who also   Invesco Aim, that the Trustees may focus
Sub-Advisers) for Premier Portfolio and      prepares a separate analysis of this         to a greater extent on certain aspects of
Premier Tax-Exempt Portfolio only. During    information for the Trustees. Each           these arrangements in some years than in
contract renewal meetings held on June       Sub-Committee then makes recommendations     others, and that the Trustees'
16-17, 2009, the Board as a whole, and the   to the Investments Committee regarding the   deliberations and conclusions in a
disinterested or "independent" Trustees      fees and expenses of their assigned funds.   particular year may be based in part on
voting separately, approved the              The Investments Committee considers each     their deliberations and conclusions
continuance of each Fund's investment        Sub-Committee's recommendations and makes    regarding these same arrangements
advisory agreement and, if applicable, the   its own recommendations regarding the fees   throughout the year and in prior years.
sub-advisory contracts for another year,     and expenses of the AIM Funds to the full
effective July 1, 2009. In doing so, the     Board. The Investments Committee also           The discussion below serves as a
Board determined that each Fund's            considers each Sub-Committee's               summary of the Senior Officer's
investment advisory agreement and , if       recommendations in making its annual         independent written evaluation with
applicable, sub-advisory contracts are in    recommendation to the Board whether to       respect to each Fund's investment advisory
the best interests of the Fund and its       approve the continuance of each AIM Fund's   agreement as well as a discussion of the
shareholders and that the compensation to    investment advisory agreement and, if        material factors and related conclusions
Invesco Aim and the Affiliated               applicable, sub-advisory contracts for       that formed the basis for the Board's
Sub-Advisers under each Fund's investment    another year.                                approval of each Fund's investment
advisory agreement and sub-advisory                                                       advisory agreement and, if applicable,
contracts is fair and reasonable.               The independent Trustees met separately   sub-advisory contracts. Unless otherwise
                                             during their evaluation of each Fund's       stated, information set forth below is as
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and, if        of June 17, 2009, and does not reflect any
                                             applicable, sub-advisory contracts with      changes that may have occurred since that
The Board's Investments Committee has        independent legal counsel. The independent   date, including but not limited to changes
established three Sub-Committees that are    Trustees were also assisted in their         to a Fund's performance, advisory fees,
responsible for overseeing the management    annual evaluation of each Fund's             expense limitations and/or fee waivers.
of a number of the series portfolios of      investment advisory agreement by the
the AIM Funds. This SubCommittee structure   Senior Officer. One responsibility of the    FACTORS AND CONCLUSIONS AND SUMMARY OF
permits the Trustees to focus on the         Senior Officer is to manage the process by   INDEPENDENT WRITTEN FEE EVALUATION
performance of the AIM Funds that have       which the AIM Funds' proposed management
been assigned to them. The Sub-Committees    fees are negotiated during the annual           A. Nature, Extent and Quality of
meet throughout the year to review the       contract renewal process to ensure that            Services Provided by Invesco Aim
performance of their assigned funds, and     they are negotiated in a manner that is at
the Sub-Committees review monthly and        arms' length and reasonable. Accordingly,    The Board reviewed the advisory services
quarterly comparative performance            the Senior Officer must either supervise a   provided to each Fund by Invesco Aim under
information and periodic asset flow data     competitive bidding process or prepare an    the Fund's investment advisory agreement,
for their assigned funds. These materials    independent written evaluation. The Senior   the performance of Invesco Aim in
are prepared under the direction and         Officer recommended that an independent      providing these services, and the
supervision of the independent Senior        written evaluation be provided and, at the   credentials and experience of the officers
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          and employees of Invesco Aim who provide
reports directly to the independent          independent written evaluation.              these services. The Board's review of the
Trustees. Over the course of each year,                                                   qualifications of Invesco Aim to provide
the Sub-Committees meet with portfolio          During the annual contract renewal        these services included the Board's
                                             process, the Board considered the factors    consideration of Invesco Aim's portfolio
                                             discussed below in evaluating the fairness   and product review process, various back
                                                                                          office support


33  AIM TREASURER'S SERIES TRUST                                                                                           continued

functions provided by Invesco Aim and its    countries and securities of companies        mance universe that are not managed by
affiliates, and Invesco Aim's equity and     located in such countries or on various      Invesco Aim and against the Lipper U.S.
fixed income trading operations. The Board   types of investments and investment          Government Money Market Funds Index. The
concluded that the nature, extent and        techniques. The Board noted that             Board noted that the Fund's performance
quality of the advisory services provided    investment decisions for each Fund are       was in the first quintile of its
to each Fund by Invesco Aim are              made by Invesco Institutional (N.A.), Inc.   performance universe for the one, three
appropriate and that Invesco Aim currently   (Invesco Institutional). The Board           and five year periods (the first quintile
is providing satisfactory advisory           concluded that the sub-advisory contracts    being the best performing funds and the
services in accordance with the terms of     benefit each Fund and its shareholders by    fifth quintile being the worst performing
each Fund's investment advisory agreement.   permitting Invesco Aim to utilize the        funds). The Board noted that the Fund's
In addition, based on their ongoing          additional resources and talent of the       performance was above the performance of
meetings throughout the year with each       Affiliated Sub-Advisers in managing such     the Index for the one, three and five year
Fund's portfolio manager or managers, the    Fund.                                        periods. Although the independent written
Board concluded that these individuals are                                                evaluation of the Fund's Senior Officer
competent and able to continue to carry         C. Fund Performance                       only considered Fund performance through
out their responsibilities under each                                                     the most recent calendar year, the Board
Fund's investment advisory agreement.        PREMIER PORTFOLIO                            also reviewed more recent Fund performance
                                                                                          and this review did not change their
   In determining whether to continue each   The Board considered fund performance as a   conclusions. The Board noted that, in
Fund's investment advisory agreement, the    relevant factor in considering whether to    response to the Board's focus on fund
Board considered the prior relationship      approve the investment advisory agreement    performance, Invesco Aim has taken a
between Invesco Aim and the Fund, as well    as well as the sub-advisory contracts, as    number of actions intended to improve the
as the Board's knowledge of Invesco Aim's    Invesco Institutional currently manages      investment process for the funds.
operations, and concluded that it is         assets of the Fund.
beneficial to maintain the current                                                        PREMIER TAX-EXEMPT PORTFOLIO
relationship, in part, because of such          The Board compared the Fund's
knowledge. The Board also considered the     performance during the past one, three and   The Board considered fund performance as a
steps that Invesco Aim and its affiliates    five calendar years to the performance of    relevant factor in considering whether to
continue to take to improve the quality      all funds in the Lipper performance          approve the investment advisory agreement
and efficiency of the services they          universe that are not managed by Invesco     as well as the sub-advisory contracts as
provide to the AIM Funds in the areas of     Aim or an Affiliated Sub-Adviser and         Invesco Institutional currently manages
investment performance, product line         against the Lipper Institutional Money       assets of the Fund.
diversification, distribution, fund          Market Funds Index. The Board noted that
operations, shareholder services and         the Fund's performance was in the first         The Board compared the Fund's
compliance. The Board concluded that the     quintile of its performance universe for     performance during the past one, three and
quality and efficiency of the services       the one, three and five year periods (the    five calendar years to the performance of
Invesco Aim and its affiliates provide to    first quintile being the best performing     all funds in the Lipper performance
the AIM Funds in each of these areas         funds and the fifth quintile being the       universe that are not managed by Invesco
support the Board's approval of the          worst performing funds). The Board noted     Aim or an affiliated Sub-Adviser and
continuance of the Fund's investment         that the Fund's performance was above the    against the Lipper U.S. Government Money
advisory agreement.                          performance of the Index for the one,        Market Funds Index. The Board noted that
                                             three and five year periods. Although the    the Fund's performance was in the first
   B. Nature, Extent and Quality of          independent written evaluation of the        quintile of its performance universe for
      Services Provided by Affiliated        Fund's Senior Officer only considered Fund   the one, three and five year periods (the
      Sub-Advisers                           performance through the most recent          first quintile being the best performing
                                             calendar year, the Board also reviewed       funds and the fifth quintile being the
(PREMIER PORTFOLIO AND PREMIER TAX-EXEMPT    more recent Fund performance and this        worst performing funds). The Board noted
PORTFOLIO ONLY)                              review did not change their conclusions.     that the Fund's performance was above the
                                             The Board noted that, in response to the     performance of the Index for the one,
The Board reviewed the services provided     Board's focus on fund performance, Invesco   three and five year periods. Although the
by the Affiliated Sub-Advisers under the     Aim has taken a number of actions intended   independent written evaluation of the
sub-advisory contracts and the credentials   to improve the investment process for the    Fund's Senior Officer only considered Fund
and experience of the officers and           funds.                                       performance through the most recent
employees of the Affiliated Sub-Advisers                                                  calendar year, the Board also reviewed
who provide these services. The Board        PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      more recent Fund performance and this
concluded that the nature, extent and                                                     review did not change their conclusions.
quality of the services provided by the      The Board considered fund performance as a   The Board noted that, in response to the
Affiliated Sub-Advisers are appropriate.     relevant factor in considering whether to    Board's focus on fund performance, Invesco
The Board noted that the Affiliated          approve the investment advisory agreement.   Aim has taken a number of actions intended
Sub-Advisers, which have offices and                                                      to improve the investment process for the
personnel that are geographically               The Board compared the Fund's             funds.
dispersed in financial centers around the    performance during the past one, three and
world, can provide research and other        five calendar years to the performance of
information and make recommendations on      all funds in the Lipper perfor-
the markets and economies of various


34   AIM TREASURER'S SERIES TRUST                                                                                          continued

   D. Advisory and Sub-Advisory Fees and     advisory fee after fee waivers and other     The Board noted that the Fund's
      Fee Waivers                            relevant factors, the Board concluded that   contractual advisory fee rate was below
                                             the Fund's advisory and sub-advisory fees    the median contractual advisory fee rate
PREMIER PORTFOLIO                            are fair and reasonable.                     of funds in its expense group. The Board
                                                                                          also reviewed the methodology used by
The Board compared the Fund's contractual    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      Lipper in determining contractual fee
advisory fee rate to the contractual                                                      rates, which includes using audited
advisory fee rates of funds in the Fund's    The Board compared the Fund's contractual    financial data from the most recent annual
Lipper expense group that are not managed    advisory fee rate to the contractual         report of each fund in the expense group
by Invesco Aim or an Affiliated              advisory fee rates of funds in the Fund's    that was publicly available as of the end
Sub-Adviser, at a common asset level. The    Lipper expense group that are not managed    of the past calendar year. The Board noted
Board noted that the Fund's contractual      by Invesco Aim, at a common asset level.     that some comparative data was at least
advisory fee rate was below the median       The Board noted that the Fund's              one year old and that other data did not
contractual advisory fee rate of funds in    contractual advisory fee rate was below      reflect the market downturn that occurred
its expense group. The Board also reviewed   the median contractual advisory fee rate     in the fourth quarter of 2008.
the methodology used by Lipper in            of funds in its expense group. The Board
determining contractual fee rates, which     also reviewed the methodology used by           The Board also compared the Fund's
includes using audited financial data from   Lipper in determining contractual fee        effective fee rate (the advisory fee after
the most recent annual report of each fund   rates, which includes using audited          any advisory fee waivers and before any
in the expense group that was publicly       financial data from the most recent annual   expense limitations/waivers) to the
available as of the end of the past          report of each fund in the expense group     advisory fee rates of other domestic
calendar year. The Board noted that some     that was publicly available as of the end    clients of Invesco Aim and its affiliates
comparative data did not reflect the         of the past calendar year. The Board noted   with investment strategies comparable to
market downturn that occurred in the         that some comparative data was more than     those of the Fund, including one mutual
fourth quarter of 2008. The Board noted      one year old and that other data did not     fund advised by Invesco Aim. The Board
that neither Invesco Aim nor its             reflect the market downturn that occurred    noted that the Fund's rate was below the
affiliates serve as an adviser to other      in the fourth quarter of 2008. The Board     effective fee rate for the mutual fund.
domestic mutual funds or other domestic      noted that neither Invesco Aim nor its
clients with investment strategies           affiliates serve as an adviser to other         The Board noted that Invesco Aim has
comparable to those of the Fund.             domestic mutual funds or other domestic      not proposed any advisory fee waivers or
                                             clients with investment strategies           expense limitations for the Fund. The
   The Board noted that Invesco Aim          comparable to those of the Fund.             Board concluded that it was not necessary
contractually agreed to continue to waive                                                 at this time to discuss with Invesco Aim
fees and/or limit expenses of the Fund          The Board noted that Invesco Aim          whether to implement any such waivers or
through at least June 30, 2010 in an         contractually agreed to continue to waive    expense limitations because the Fund's
amount necessary to limit total annual       fees and/or limit expenses of the Fund       total expenses were below the median total
operating expenses to a specified            through at least June 30, 2010 in an         expenses of the funds in the Fund's
percentage of average daily net assets for   amount necessary to limit total annual       expense group that are not managed by
each class of the Fund. The Board noted      operating expenses to a specified            Invesco Aim or an Affiliated Sub-Adviser
that the specified percentage before the     percentage of average daily net assets for   and below the effective fee rate of a
waiver becomes effective has been            each class of the Fund. The Board noted      comparable mutual fund advised by Invesco
increased effective July 1, 2009, and that   that the specified percentage before the     Aim. The Board also noted the "all-in"
the waiver will have a smaller impact on     waiver becomes effective has been            nature of the Fund's contractual advisory
expenses during the coming year. The Board   increased effective July 1, 2009, and that   fee, whereby Invesco Aim pays all of the
also noted the "all-in" nature of the        the waiver will have a smaller impact on     Fund's ordinary operating expenses.
Fund's contractual advisory fee, whereby     expenses during the coming year. The Board
Invesco Aim pays all of the Fund's           also noted the "all-in" nature of the           The Board also considered the services
ordinary operating expenses.                 Fund's contractual advisory fee, whereby     provided by the Affiliated Sub-Advisers
                                             Invesco Aim pays all of the Fund's           pursuant to the sub-advisory contracts and
   The Board also considered the services    ordinary operating expenses.                 the services provided by Invesco Aim
provided by the Affiliated Sub-Advisers                                                   pursuant to the Fund's advisory agreement,
pursuant to the sub-advisory contracts and      After taking account of the Fund's        as well as the allocation of fees between
the services provided by Invesco Aim         contractual advisory fee rate, the expense   Invesco Aim and the Affiliated
pursuant to the Fund's advisory agreement,   limitations and other relevant factors,      Sub-Advisers pursuant to the sub-advisory
as well as the allocation of fees between    the Board concluded that the Fund's          contracts. The Board noted that the
Invesco Aim and the Affiliated               advisory fees are fair and reasonable.       sub-advisory fees have no direct effect on
Sub-Advisers pursuant to the sub-advisory                                                 the Fund or its shareholders, as they are
contracts. The Board noted that the          PREMIER TAX-EXEMPT PORTFOLIO                 paid by Invesco Aim to the Affiliated
sub-advisory fees have no direct effect on                                                Sub-Advisers, and that Invesco Aim and the
the Fund or its shareholders, as they are    The Board compared the Fund's contractual    Affiliated Sub-Advisers are affiliates.
paid by Invesco Aim to the Affiliated        advisory fee rate to the contractual
Sub-Advisers, and that Invesco Aim and the   advisory fee rates of funds in the Fund's       After taking account of the Fund's
Affiliated Sub-Advisers are affiliates.      Lipper expense group that are not managed    contractual advisory fee rate, the
                                             by Invesco Aim or an Affiliated              contractual sub-advisory fee rate, the
   After taking account of the Fund's        Sub-Adviser, at a common asset level.        comparative advisory fee information
contractual advisory fee rate, the
contractual sub-advisory fee rate, the


35   AIM TREASURER'S SERIES TRUST                                                                                          continued

discussed above and other relevant           Affiliated Sub-Adviser is financially
factors, the Board concluded that the        sound and has the resources necessary to
Fund's advisory and sub-advisory fees are    perform its obligations under the
fair and reasonable.                         sub-advisory contracts, and concluded that
                                             each Affiliated Sub-Adviser has the
   E. Economies of Scale and Breakpoints     financial resources necessary to fulfill
                                             these obligations.
The Board considered the extent to which
there are economies of scale in the             G. Collateral Benefits to Invesco Aim
provision of advisory services to each             and its Affiliates
Fund. The Board also considered whether
each Fund benefits from such economies of    The Board considered various other
scale through contractual breakpoints in     benefits received by Invesco Aim and its
each Fund's advisory fee schedule. The       affiliates resulting from Invesco Aim's
Board noted that each Fund's contractual     relationship with each Fund, including the
advisory fee schedule does not include any   fees received by Invesco Aim and its
breakpoints. The Board noted that each       affiliates for their provision of
Fund shares directly in economies of scale   administrative, transfer agency and
through lower fees charged by third party    distribution services to each Fund. The
service providers based on the combined      Board considered the performance of
size of all of the AIM Funds and             Invesco Aim and its affiliates in
affiliates.                                  providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial Resources  Invesco Aim and its affiliates to provide these services. The Board also considered
The Board reviewed information from          that these services are provided to each
Invesco Aim concerning the costs of the      Fund pursuant to written contracts that
advisory and other services that Invesco     are reviewed and approved on an annual
Aim and its affiliates provide to each       basis by the Board. The Board concluded
Fund and the profitability of Invesco Aim    that Invesco Aim and its affiliates are
and its affiliates in providing these        providing these services in a satisfactory
services. The Board also reviewed            manner and in accordance with the terms of
information concerning the financial         their contracts, and are qualified to
condition of Invesco Aim and its             continue to provide these services to each
affiliates. The Board reviewed with          Fund.
Invesco Aim the methodology used to
prepare the profitability information. The      The Board considered the benefits
Board considered the overall profitability   realized by Invesco Aim and the Affiliated
of Invesco Ltd., the ultimate parent of      Sub-Advisers as a result of portfolio
Invesco Aim and the Affiliated               brokerage transactions executed through
Sub-Advisers, and of Invesco Aim, as well    "soft dollar" arrangements. The Board
as the profitability of Invesco Aim in       noted that soft dollar arrangements shift
connection with managing each Fund. The      the payment obligation for research and
Board noted that Invesco Aim continues to    execution services from Invesco Aim and
operate at a net profit, although the        the Affiliated Sub-Advisers to the funds
reduction of assets under management as a    and therefore may reduce Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' expenses. The
increase in voluntary fee waivers for        Board concluded that Invesco Aim's and the
affiliated money market funds have reduced   Affiliated Sub-Advisers' soft dollar
the profitability of Invesco Aim and its     arrangements are appropriate. The Board
affiliates. The Board concluded that each    also concluded that, based on their review
Fund's fees are fair and reasonable, and     and representations made by the Chief
that the level of profits realized by        Compliance Officer of Invesco Aim, these
Invesco Aim and its affiliates from          arrangements are consistent with
providing services to each Fund is not       regulatory requirements.
excessive in light of the nature, quality
and extent of the services provided. The
Board considered whether Invesco Aim is
financially sound and has the resources
necessary to perform its obligations under
each Fund's investment advisory agreement,
and concluded that Invesco Aim has the
financial resources necessary to fulfill
these obligations. The Board also
considered whether each


36   AIM TREASURER'S SERIES TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INCOME
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*         DIVIDENDS*
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                   0%                     0%                  0.01%                --
-----------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio             0%                     0%                  0.65%                --
-----------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                        0%                     0%                    --                100%
-----------------------------------------------------------------------------------------------------------------------------



* The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


37        AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)

------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R) Formerly: Senior Vice
                                              President, Invesco Aim Management Group, Inc.; Senior Vice
                                              President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and The AIM Family of Funds(R); Vice
                                              President and Chief Compliance Officer, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Distributors, Inc.; Vice
                                              President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678
COUNSEL TO THE FUND
Stradley Ronon Stevens &  COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Young, LLP                INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
2600 One Commerce Square  Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
Philadelphia, PA 19103    1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
                          New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim-
service mark - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser      [INVESCO AIM LOGO]
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or          - SERVICE MARK -
about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-TST-AR-2    Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                                                                      Percentage of Fees
                                                    Percentage of Fees                               Billed Applicable to
                                                   Billed Applicable to                               Non-Audit Services
                                                    Non-Audit Services                                Provided for fiscal
                            Fees Billed for         Provided for fiscal          Fees Billed for         year end 2008
                         Services Rendered to          year end 2009          Services Rendered to   Pursuant to Waiver of
                          the Registrant for       Pursuant to Waiver of       the Registrant for        Pre-Approval
                         fiscal year end 2009   Pre-Approval Requirement(1)   fiscal year end 2008      Requirement(1)
                         --------------------   ---------------------------   --------------------   ---------------------
Audit Fees                      $71,091                     N/A                      $71,815                  N/A
Audit-Related Fees              $     0                       0%                     $     0                    0%
Tax Fees(2)                     $25,039                       0%                     $16,282                    0%
All Other Fees                  $     0                       0%                     $     0                    0%
                                -------                                              -------
Total Fees                      $96,130                       0%                     $88,097                    0%

PWC billed the Registrant aggregate non-audit fees of $25,039 for the fiscal year ended 2009, and $16,282 for the fiscal year ended 2008, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                     Fees Billed for Non-                               Fees Billed for Non-
                        Audit Services                                     Audit Services
                      Rendered to Invesco       Percentage of Fees       Rendered to Invesco       Percentage of Fees
                      Aim and Invesco Aim      Billed Applicable to      Aim and Invesco Aim      Billed Applicable to
                     Affiliates for fiscal      Non-Audit Services      Affiliates for fiscal      Non-Audit Services
                      year end 2009 That     Provided for fiscal year    year end 2008 That     Provided for fiscal year
                         Were Required         end 2009 Pursuant to         Were Required         end 2008 Pursuant to
                      to be Pre-Approved          Waiver of Pre-         to be Pre-Approved          Waiver of Pre-
                      by the Registrant's            Approval            by the Registrant's            Approval
                        Audit Committee           Requirement(1)           Audit Committee           Requirement(1)
                     ---------------------   ------------------------   ---------------------   ------------------------
Audit-Related Fees             $0                       0%                        $0                       0%
Tax Fees                       $0                       0%                        $0                       0%
All Other Fees                 $0                       0%                        $0                       0%
                              ---                                                ---
Total Fees(2)                  $0                       0%                        $0                       0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2009, and $0 for the fiscal year ended 2008, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

          PwC advised the Funds' Audit Committee that PwC had identified following matter for consideration under the SEC's auditor independence rules.

          PwC became aware that certain aspects of investment advisory services provided by a PwC network member Firm's Wealth Advisory Practice to its clients (generally high net worth individuals not associated with Invesco) were inconsistent with the SEC's auditor independence requirements of the SEC. The technical violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of an audit client's product to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice's client to consider. The Wealth Advisory Practice also received commissions from the fund manager. With respect to Invesco and its affiliates, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately (pound)7,000. These violations occurred over a two year period and ended in November 2007.

          It should be noted that at no time did The Wealth Advisory Practice recommend products on behalf Invesco and its affiliates. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the Company and its affiliates, and the volume and nature of the violations were insignificant. Although PwC received commissions, PwC derived no economic benefit from the commission as any commissions received were deducted from the time based fees charged to the investor client and created no incentive for PwC to recommend the investment.

          PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds by this matter. In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided. Based on the foregoing, PwC did not believe this matter affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the Funds' independent auditor, and, believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

          Based upon PwC's review, discussion and representations above, the audit committee, in its business judgment, concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Code of Ethics.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 6, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 6, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: November 6, 2009

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.